The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 67.13%
FGLMC Single Family - 8.92%
Pool Q16506, 3.00%, 02/01/2043	$34,204	$35,269
Pool Q40627, 3.00%, 05/01/2046	3,596,000	3,762,688
Pool Q41877, 3.00%, 07/01/2046	1,958,138	2,048,100
Pool Q43158, 3.00%, 09/01/2046	1,417,030	1,479,973
Pool Q44344, 3.00%, 11/01/2046	570,547	595,396
Pool Q44395, 3.00%, 11/01/2046	2,108,802	2,200,648
Pool Q45623, 3.00%, 01/01/2047	4,318,365	4,509,678
Pool QA2069, 3.00%, 07/01/2049	1,200,721	1,237,613
Pool QA2173, 3.00%, 08/01/2049	815,703	840,808
Pool QA2405, 3.00%, 08/01/2049	2,785,083	2,870,658
Pool RA1190, 3.00%, 08/01/2049	1,473,358	1,519,199
Pool QA3109, 3.00%, 09/01/2049	2,231,791	2,300,520
Pool QA3562, 3.00%, 10/01/2049	2,879,473	2,968,094
Pool QA4231, 3.00%, 11/01/2049	3,565,715	3,675,323
Pool QA4780, 3.00%, 11/01/2049	1,859,011	1,916,167
Pool RA1773, 3.00%, 11/01/2049	1,718,187	1,771,962
Pool QA5579, 3.00%,12/01/2049	3,115,986	3,211,790
Pool QA5900, 3.00%,12/02/2049	1,652,222	1,703,312
Pool QA5721, 3.00%, 01/01/2050	2,336,580	2,422,214
Pool QA6535, 3.00%, 01/01/2050	2,169,058	2,248,974
Pool QA6834, 3.00%, 02/01/2050	1,841,083	1,908,916
Pool QA7417, 3.00%, 02/01/2050	2,860,557	2,949,031
Pool QA7634, 3.00%, 03/01/2050	1,901,235	1,960,027
Pool Q07121, 3.50%, 04/01/2042	39,028	40,552
Pool Q07398, 3.50%, 04/01/2042	80,825	84,613
Pool Q37430, 3.50%, 11/01/2045	156,320	165,427
Pool Q38376, 3.50%, 01/01/2046	865,316	917,412
Pool Q39359, 3.50%, 03/01/2046	1,748,213	1,849,566
Pool Q40641, 3.50%, 05/01/2046	1,220,513	1,293,996
Pool Q45628, 3.50%, 01/01/2047	3,513,995	3,714,878
Pool Q47221, 3.50%, 03/01/2047	1,037,042	1,086,447
Pool Q48279, 3.50%, 05/01/2047	1,093,328	1,162,627
Pool Q49035, 3.50%, 06/01/2047	1,871,072	1,985,772
Pool Q49605, 3.50%, 07/01/2047	760,197	806,736
Pool Q50393, 3.50%, 09/01/2047	2,402,130	2,525,300
Pool Q50943, 3.50%, 09/01/2047	1,454,654	1,525,716
Pool Q51685, 3.50%, 10/01/2047	2,303,763	2,401,814
Pool V83539, 3.50%, 10/01/2047	2,572,624	2,726,603
Pool Q52610, 3.50%, 11/01/2047	2,180,838	2,306,080
Pool V83815, 3.50%, 12/01/2047	1,055,885	1,108,892
Pool Q53325, 3.50%, 01/01/2048	2,102,178	2,231,522
Pool Q54012, 3.50%, 01/01/2048	2,656,508	2,816,064
Pool Q54511, 3.50%, 02/01/2048	2,651,962	2,777,506
Pool Q54585, 3.50%, 02/01/2048	4,624,978	4,840,267
Pool Q54876, 3.50%, 03/01/2048	1,252,908	1,304,938
Pool Q55002, 3.50%, 03/01/2048	2,546,340	2,673,183
Pool Q62396, 3.50%, 04/01/2049	770,212	801,310
Pool QA2070, 3.50%, 07/01/2049	1,565,628	1,644,762
Pool QA2301, 3.50%, 08/01/2049	1,310,107	1,372,827
Pool QA3110, 3.50%, 09/01/2049	1,329,362	1,383,669
Pool QA3982, 3.50%, 10/01/2049	1,695,626	1,764,895
Pool QA4885, 3.50%, 11/01/2049	1,376,748	1,442,660
Pool QA6536, 3.50%, 01/01/2050	1,854,886	1,949,754
Pool QA7418, 3.50%, 02/01/2050	1,616,956	1,695,285
Pool A97097, 4.00%, 02/01/2041	43,296	45,640
Pool Q39374, 4.00%, 03/01/2046	82,060	88,231
Pool Q47223, 4.00%, 03/01/2047	1,329,988	1,423,865
Pool Q47775, 4.00%, 04/01/2047	1,146,002	1,229,807
Pool Q48287, 4.00%, 05/01/2047	2,641,781	2,809,852
Pool Q48819, 4.00%, 06/01/2047	2,465,856	2,628,537
Pool Q49040, 4.00%, 06/01/2047	4,737,816	5,092,901
Pool Q49606, 4.00%, 07/01/2047	3,634,027	3,906,391
Pool Q49898, 4.00%, 08/01/2047	1,360,030	1,442,634
Pool Q50397, 4.00%, 08/01/2047	3,278,261	3,523,441
Pool Q50951, 4.00%, 09/01/2047	2,723,347	2,905,469
Pool Q51686, 4.00%, 10/01/2047	1,535,121	1,632,515
Pool V83540, 4.00%, 10/01/2047	1,651,444	1,774,956
Pool Q53883, 4.00%, 01/01/2048	936,596	998,605
Pool Q54464, 4.00%, 02/01/2048	1,323,182	1,404,028
Pool Q54586, 4.00%, 02/01/2048	5,153,112	5,500,879
Pool Q54877, 4.00%, 02/01/2048	1,189,741	1,268,512

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool Q55004, 4.00%, 03/01/2048	$2,290,944	$2,439,704
Pool Q55631, 4.00%, 04/01/2048	3,617,489	3,832,704
Pool Q56253, 4.00%, 05/01/2048	4,111,887	4,353,179
Pool Q56469, 4.00%, 06/01/2048	2,575,621	2,744,421
Pool Q56900, 4.00%, 06/01/2048	2,487,350	2,623,093
Pool Q57029, 4.00%, 07/01/2048	2,083,679	2,238,609
Pool Q57388, 4.00%, 07/01/2048	1,345,289	1,434,721
Pool Q57694, 4.00%, 08/01/2048	1,840,232	1,941,380
Pool Q58271, 4.00%, 09/01/2048	1,453,630	1,551,741
Pool Q58366, 4.00%, 09/01/2048	847,159	909,952
Pool Q58774, 4.00%, 10/01/2048	2,490,778	2,664,104
Pool Q59058, 4.00%, 10/01/2048	2,008,492	2,119,639
Pool Q59686, 4.00%, 11/01/2048	1,295,806	1,381,809
Pool Q60213, 4.00%, 12/01/2048	2,122,487	2,240,706
Pool Q60598, 4.00%, 01/01/2049	1,322,196	1,408,868
Pool Q61151, 4.00%, 01/01/2049	1,186,852	1,256,005
Pool Q61387, 4.00%, 02/01/2049	1,859,523	1,960,839
Pool Q61800, 4.00%, 03/01/2049	1,566,857	1,666,859
Pool Q61986, 4.00%, 03/01/2049	2,579,957	2,725,973
Pool Q62397, 4.00%, 04/01/2049	1,752,174	1,851,740
Pool QA2071, 4.00%, 07/01/2049	1,215,721	1,298,800
Pool QA4064, 4.00%, 10/01/2049	1,138,761	1,213,635
Pool A91363, 4.50%, 03/01/2040	209,548	224,090
Pool A91756, 4.50%, 03/01/2040	293,013	317,964
Pool A92905, 4.50%, 06/01/2040	129,081	137,868
Pool A93467, 4.50%, 08/01/2040	203,083	218,784
Pool Q01597, 4.50%, 05/01/2041	288,334	307,606
Pool Q02377, 4.50%, 07/01/2041	156,885	167,560
Pool Q47624, 4.50%, 04/01/2047	960,636	1,045,075
Pool Q48294, 4.50%, 05/01/2047	694,106	746,360
Pool Q49044, 4.50%, 07/01/2047	1,791,808	1,931,924
Pool Q49608, 4.50%, 07/01/2047	675,952	729,146
Pool Q49902, 4.50%, 08/01/2047	309,384	333,309
Pool Q55774, 4.50%, 04/01/2048	1,865,833	2,032,196
Pool Q56476, 4.50%, 05/01/2048	3,086,514	3,319,689
Pool Q56906, 4.50%, 06/01/2048	3,259,199	3,531,989
Pool Q57389, 4.50%, 07/01/2048	2,310,308	2,484,270
Pool Q57906, 4.50%, 08/01/2048	2,373,108	2,574,352
Pool Q58775, 4.50%, 09/01/2048	2,386,990	2,576,908
Pool Q59454, 4.50%, 11/01/2048	789,383	846,336
Pool Q60215, 4.50%, 11/01/2048	1,706,276	1,823,641
Pool Q61389, 4.50%, 02/01/2049	520,933	557,549
Pool A68734, 5.00%, 07/01/2037	18,045	19,515
Pool A91364, 5.00%, 03/01/2040	329,165	356,464
Pool A92906, 5.00%, 07/01/2040	294,283	322,021
Pool A56707, 5.50%, 01/01/2037	64,964	70,694
Pool A58653, 5.50%, 03/01/2037	56,122	61,079
Pool A68746, 5.50%, 10/01/2037	137,785	149,889
Pool A76192, 5.50%, 04/01/2038	282,687	311,289
Pool A76444, 5.50%, 04/01/2038	108,171	117,741
Pool A78742, 5.50%, 06/01/2038	579,120	646,131
Pool G06072, 6.00%, 06/01/2038	330,604	385,128
Pool G06073, 6.50%, 10/01/2037	709,172	859,764
		217,278,508

FHA Project Loans - 0.41%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,867,103	3,024,641
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,506,144	6,075,993
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	585,704	628,626
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	191,559	191,013
Pool Reilly, 7.43%, 08/25/2021 (a) (b)	17,689	17,648
		9,937,921

FHMS Multifamily - 0.31%
Pool KF36, 2.00%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024	3,296,604	3,295,060
Pool K094, 2.70%, 04/25/2029	4,009,563	4,282,699
		7,577,759

FNMA Multifamily - 9.72%
Pool BL6240, 1.94%, 04/01/2030 (a) (b)	750,000	763,863
Pool AN2159, 2.06%, 12/01/2022	1,415,144	1,413,523
Pool AM8728, 2.06%, (ICE LIBOR USD 1 Month+0.300%), 05/01/2025	2,707,810	2,701,734
Pool BL6159, 2.06%, 04/01/2030 (a) (b)	1,850,000	1,910,515

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool BL5261, 2.18%, 03/01/2030 (a) (b)	$2,000,000	$2,084,460
Pool AM1491, 2.24%,11/01/2022	1,684,715	1,728,190
Pool AN3157, 2.25%, 10/01/2026	4,374,221	4,583,896
Pool AN1684, 2.30%, 06/01/2023	2,632,527	2,705,553
Pool AM1114, 2.34%, 11/01/2022	1,069,083	1,099,456
Pool BL5452, 2.41%, 01/01/2030	3,471,717	3,675,778
Pool BL4589, 2.45%, 10/01/2029	6,525,335	6,940,697
Pool AM2198, 2.48%, 01/01/2023	95,265	98,457
Pool BL4134, 2.52%, 02/01/2034	6,420,000	6,806,283
Pool AN3584, 2.53%, 11/01/2028	1,000,000	1,069,554
Pool AN1381, 2.56%, 08/01/2026	906,650	960,844
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,433,097
Pool AN1428, 2.69%, 04/01/2026	581,681	618,543
Pool AN0668, 2.75%, 10/01/2021	2,052,573	2,086,386
Pool AN0761, 2.75%, 10/01/2021	2,710,534	2,754,978
Pool AN0777, 2.75%, 11/01/2021	2,136,211	2,174,280
Pool AM9007, 2.78%, 05/01/2025	479,884	510,463
Pool AN0454, 2.80%, 02/01/2026	1,139,142	1,217,646
Pool AM8561, 2.82%, 04/01/2025	4,096,741	4,361,746
Pool AN2174, 2.84%, 07/01/2026	6,600,000	7,103,903
Pool AN0876, 2.85%, 02/01/2026	1,392,078	1,490,404
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,306,362
Pool 471460, 2.88%, 06/01/2022	859,803	886,359
Pool AM7627, 2.95%, 01/01/2025	2,880,610	3,080,076
Pool AN6823, 2.95%, 09/01/2029	6,964,000	7,673,854
Pool AN5781, 2.96%, 06/01/2029	381,926	410,420
Pool AN8458, 2.97%, 02/01/2025	5,000,000	5,350,312
Pool AN5536, 2.97%, 05/01/2027	3,274,555	3,565,742
Pool BL2741, 2.97%, 06/01/2029	3,482,594	3,816,238
Pool AN6926, 3.00%, 11/01/2032	1,009,016	1,117,491
Pool AN0915, 3.01%, 02/01/2026	466,224	503,256
Pool AN7354, 3.03%, 11/01/2027	2,675,624	2,930,408
Pool AN3838, 3.05%, 01/01/2022	478,031	477,452
Pool AN5273, 3.06%, 05/01/2027	403,445	441,320
Pool AN6579, 3.06%, 09/01/2027	1,462,772	1,606,362
Pool AN5758, 3.09%, 06/01/2027	1,509,129	1,655,914
Pool BL2603, 3.10%, 05/01/2029	5,727,880	6,331,781
Pool AN4301, 3.15%, 01/01/2027	499,376	547,759
Pool AN8567, 3.15%, 03/01/2028	7,448,559	8,220,323
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,903,088
Pool AN8521, 3.19%, 03/01/2028	2,500,000	2,719,201
Pool AN9141, 3.20%, 05/01/2025	1,310,000	1,410,353
Pool AN6262, 3.20%, 08/01/2027	514,774	567,857
Pool AN6232, 3.20%, 08/01/2029	4,480,000	5,016,427
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,384,208
Pool AN4133, 3.21%, 01/01/2033	236,416	261,719
Pool AM8227, 3.21%, 03/01/2033	91,714	104,029
Pool AM9393, 3.23%, 07/01/2025	924,830	963,601
Pool AN5792, 3.30%, 04/01/2034	926,666	1,040,357
Pool BL2117, 3.31%, 04/01/2029	5,925,000	6,689,912
Pool AM9780, 3.31%, 03/01/2031	379,583	426,774
Pool BL2249, 3.32%, 04/01/2029	800,000	895,477
Pool AM6620, 3.34%, 08/01/2024	544,542	543,888
Pool BL2377, 3.34%, 05/01/2031	2,570,600	2,910,251
Pool AN4425, 3.34%, 01/01/2032	3,000,000	3,411,306
Pool AN8814, 3.36%, 04/01/2028	971,760	1,080,979
Pool AN4505, 3.36%, 02/01/2032	977,447	1,106,398
Pool 470414, 3.37%, 01/01/2022	214,449	214,089
Pool AM3973, 3.37%, 07/01/2023	3,253,607	3,457,715
Pool AN4978, 3.39%, 03/01/2033	13,250,000	15,013,266
Pool AN5418, 3.40%, 05/01/2033	750,000	850,349
Pool AM5986, 3.44%, 06/01/2026	594,263	656,229
Pool AN9534, 3.45%, 06/01/2025	2,435,320	2,666,717
Pool AN4404, 3.45%, 01/01/2027	686,384	745,789
Pool BL0478, 3.57%, 10/01/2025	2,058,038	2,260,624
Pool AN9020, 3.57%, 04/01/2030	6,715,000	7,572,203
Pool AN4782, 3.69%, 02/01/2037	1,624,934	1,887,820
Pool AN1108, 3.76%, 03/01/2046	280,225	317,882
Pool AN4171, 3.79%, 01/01/2035	810,686	855,552
Pool AN9844, 3.80%, 07/01/2030	801,387	935,570
Pool 469075, 3.82%, 09/01/2021	649,400	666,954
Pool BL1090, 3.82%, 12/01/2025	984,222	1,089,872
Pool AM9376, 3.83%, 07/01/2045	465,235	534,222
Pool 466973, 3.85%, 01/01/2021	1,979,417	1,996,172

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool 469094, 3.90%, 09/01/2026	$134,487	$144,336
Pool AN0360, 3.95%, 12/01/2045	100,000	123,984
Pool 468263, 3.98%, 06/01/2021	3,436,386	3,510,844
Pool AN4676, 4.10%, 03/01/2047	1,289,429	1,525,452
Pool AM5197, 4.20%, 01/01/2030	388,439	457,368
Pool 465435, 4.22%, 07/01/2020	405,480	404,994
Pool 467732, 4.57%, 04/01/2021	258,479	258,053
Pool 468251, 4.76%, 06/01/2026	560,296	646,917
Pool 464133, 4.85%, 01/01/2025	1,878,708	2,114,629
Pool 387517, 5.02%, 08/01/2020	541,862	541,190
Pool 466907, 5.13%, 03/01/2026	366,345	426,017
Pool 387215, 5.19%, 01/01/2023	388,993	419,718
Pool 465394, 5.20%, 03/01/2026	493,011	567,114
Pool 463895, 5.25%, 10/01/2025	342,201	409,334
Pool 874487, 5.52%, 05/01/2025	448,898	522,542
Pool 463000, 5.58%, 08/01/2021	1,164,645	1,208,552
Pool 874481, 5.75%, 04/01/2022	3,144,010	3,337,679
Pool 387005, 5.95%, 06/01/2022	308,049	307,656
Pool 873949, 5.95%, 09/01/2024	1,132,914	1,201,560
Pool 463839, 5.96%, 11/01/2027	609,129	707,032
Pool 873679, 6.10%, 06/01/2024	397,471	430,047
Pool 467914, 6.10%, 04/01/2041	490,184	603,391
Pool 463997, 6.12%, 12/01/2027	911,921	1,089,994
Pool 958614, 6.22%, 04/01/2027	335,785	400,227
Pool 464836, 6.23%, 03/01/2028	1,582,571	1,873,687
Pool 465260, 6.33%, 06/01/2028	1,435,116	1,744,523
Pool 464254, 6.34%, 11/01/2027	2,423,745	2,900,965
Pool 464969, 6.34%, 04/01/2028	2,467,523	3,106,686
Pool 464632, 6.50%, 02/01/2028	450,335	514,414
Pool 465588, 6.55%, 07/01/2028	547,847	688,107
Pool 466756, 6.59%, 12/01/2028	1,673,656	2,067,497
Pool 464573, 6.72%, 02/01/2040	2,163,289	2,547,051
Pool 466595, 6.78%, 11/01/2025	3,468,592	4,330,888
Pool 469854, 8.26%, 12/01/2026	1,550,076	2,094,337
		236,599,313

FNMA Single Family - 24.50%
Pool AB6333, 3.00%, 09/01/2042	667,361	698,261
Pool AP7482, 3.00%, 09/01/2042	97,888	102,418
Pool AP9712, 3.00%, 09/01/2042	102,412	107,154
Pool AB7486, 3.00%, 12/01/2042	940,814	984,380
Pool AR5591, 3.00%, 01/01/2043	50,138	52,057
Pool AT1983, 3.00%, 04/01/2043	668,434	699,389
Pool AB9496, 3.00%, 05/01/2043	51,833	54,117
Pool AR6415, 3.00%, 05/01/2043	343,297	359,197
Pool AT0343, 3.00%, 05/01/2043	41,459	43,508
Pool AS7134, 3.00%, 05/01/2046	1,411,312	1,476,626
Pool AS7340, 3.00%, 06/01/2046	3,352,502	3,506,963
Pool BC1141, 3.00%, 06/01/2046	854,344	893,707
Pool AS7521, 3.00%, 07/01/2046	1,852,738	1,936,577
Pool BD0472, 3.00%, 07/01/2046	682,414	710,625
Pool AS7816, 3.00%, 08/01/2046	4,036,859	4,217,880
Pool BC2796, 3.00%, 08/01/2046	1,984,856	2,074,269
Pool AS7899, 3.00%, 09/01/2046	2,137,317	2,231,840
Pool BD6343, 3.00%, 09/01/2046	778,344	813,114
Pool AS8079, 3.00%, 10/01/2046	2,720,652	2,842,086
Pool BC4722, 3.00%, 10/01/2046	676,985	706,785
Pool AS8290, 3.00%, 11/01/2046	2,446,309	2,553,491
Pool AS8463, 3.00%, 12/01/2046	3,039,219	3,176,119
Pool BC9073, 3.00%, 12/01/2046	2,491,434	2,601,102
Pool AS8650, 3.00%, 01/01/2047	9,233,140	9,639,562
Pool BD7042, 3.00%, 03/01/2047	806,562	839,197
Pool BN6614, 3.00%, 05/01/2049	878,153	905,196
Pool BN8885, 3.00%, 05/01/2049	900,062	928,264
Pool BN6722, 3.00%, 06/01/2049	1,512,557	1,559,588
Pool BN8907, 3.00%, 06/01/2049	899,034	927,729
Pool BN8921, 3.00%, 06/01/2049	499,380	515,009
Pool BO1800, 3.00%, 06/01/2049	2,530,961	2,609,816
Pool BO1272, 3.00%, 07/01/2049	2,262,165	2,333,381
Pool BO1283, 3.00%, 07/01/2049	1,688,476	1,741,257
Pool CA3873, 3.00%, 07/01/2049	3,390,602	3,496,847
Pool BN7692, 3.00%, 08/01/2049	2,290,860	2,362,558
Pool BN7703, 3.00%, 08/01/2049	9,562,721	9,860,776
Pool BO1314, 3.00%, 08/01/2049	2,394,067	2,468,994

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool BO1318, 3.00%, 08/01/2049	$2,147,158	$2,214,277
Pool BO1324, 3.00%, 08/01/2049	2,231,209	2,299,765
Pool CA3957, 3.00%, 08/01/2049	4,273,065	4,406,800
Pool BO2209, 3.00%, 09/01/2049	1,574,958	1,624,210
Pool BO2957, 3.00%, 09/01/2049	2,173,611	2,240,466
Pool BO2962, 3.00%, 09/01/2049	3,390,690	3,494,896
Pool BO3017, 3.00%, 09/01/2049	4,763,231	4,909,618
Pool BO3200, 3.00%, 09/01/2049	1,258,912	1,298,296
Pool CA4244, 3.00%, 09/01/2049	1,516,359	1,563,778
Pool BO5402, 3.00%, 10/01/2049	3,579,877	3,689,897
Pool BO5431, 3.00%, 10/01/2049	2,255,799	2,325,126
Pool BO5441, 3.00%, 10/01/2049	2,750,718	2,835,274
Pool CA4331, 3.00%, 10/01/2049	4,784,972	4,934,665
Pool BO4660, 3.00%, 11/01/2049	2,424,986	2,500,882
Pool BO5348, 3.00%, 11/01/2049	3,356,750	3,459,957
Pool BO5477, 3.00%, 11/01/2049	5,166,509	5,325,322
Pool BO5487, 3.00%, 11/01/2049	2,788,618	2,874,357
Pool CA4531, 3.00%, 11/01/2049	7,163,609	7,387,522
Pool BO5371, 3.00%, 12/01/2049	2,068,995	2,148,010
Pool BO6215, 3.00%, 12/01/2049	980,978	1,011,680
Pool BO8900, 3.00%, 12/01/2049	3,835,641	3,953,597
Pool RA2089, 3.00%, 01/01/2050	1,077,374	1,111,300
Pool BO8936, 3.00%, 01/01/2050	2,579,138	2,658,452
Pool BO8980, 3.00%, 01/01/2050	1,980,320	2,041,557
Pool CA5097, 3.00%, 01/01/2050	1,580,676	1,630,450
Pool CA5237, 3.00%, 02/01/2050	5,666,933	5,845,380
Pool BP1309, 3.00%, 02/01/2050	2,768,061	2,853,674
Pool BO9005, 3.00%, 02/01/2050	1,616,849	1,666,835
Pool BP1374, 3.00%, 03/01/2050	3,250,270	3,350,776
Pool AS0092, 3.50%, 07/01/2043	209,432	221,957
Pool AU1769, 3.50%, 08/01/2043	278,008	294,869
Pool AX4858, 3.50%, 12/01/2044	292,539	309,423
Pool AX7551, 3.50%, 01/01/2045	232,492	243,484
Pool AY4388, 3.50%, 02/01/2045	466,582	498,211
Pool AS4536, 3.50%, 03/01/2045	245,249	257,545
Pool AX9585, 3.50%, 03/01/2045	1,745,946	1,846,808
Pool AY5019, 3.50%, 03/01/2045	150,244	157,722
Pool AS4738, 3.50%, 04/01/2045	860,148	909,836
Pool AY1387, 3.50%, 04/01/2045	304,953	325,629
Pool AS4913, 3.50%, 05/01/2045	1,152,266	1,218,834
Pool AY3458, 3.50%, 05/01/2045	414,577	439,319
Pool AY8252, 3.50%, 05/01/2045	203,166	215,518
Pool AY8271, 3.50%, 05/01/2045	125,527	131,462
Pool AS5117, 3.50%, 06/01/2045	1,075,080	1,137,186
Pool AZ2274, 3.50%, 06/01/2045	232,999	247,166
Pool AZ2316, 3.50%, 06/01/2045	218,287	229,017
Pool AS5351, 3.50%, 07/01/2045	261,057	276,138
Pool AZ0805, 3.50%, 07/01/2045	782,255	827,445
Pool AZ5686, 3.50%, 07/01/2045	187,975	197,691
Pool AS5579, 3.50%, 08/01/2045	191,529	201,133
Pool AZ5696, 3.50%, 08/01/2045	197,271	208,772
Pool AS5767, 3.50%, 09/01/2045	551,859	583,742
Pool AZ2904, 3.50%, 09/01/2045	293,705	310,674
Pool AZ9193, 3.50%, 09/01/2045	180,754	189,711
Pool AS5917, 3.50%, 10/01/2045	875,517	926,102
Pool AZ4755, 3.50%, 10/01/2045	152,759	162,781
Pool AS6127, 3.50%, 11/01/2045	679,615	718,882
Pool AS6309, 3.50%, 12/01/2045	474,557	501,975
Pool BC0066, 3.50%, 12/01/2045	267,386	283,344
Pool AS6467, 3.50%, 01/01/2046	2,094,925	2,215,963
Pool AS6616, 3.50%, 02/01/2046	1,241,858	1,312,865
Pool BC0223, 3.50%, 02/01/2046	1,378,585	1,458,258
Pool BC0226, 3.50%, 02/01/2046	218,823	231,470
Pool AS6785, 3.50%, 03/01/2046	2,299,416	2,430,744
Pool AS6956, 3.50%, 04/01/2046	2,359,281	2,493,458
Pool BC0801, 3.50%, 04/01/2046	908,338	960,834
Pool AS7135, 3.50%, 05/01/2046	357,681	379,038
Pool BC6041, 3.50%, 05/01/2046	943,557	988,277
Pool BD0456, 3.50%, 06/01/2046	220,110	231,709
Pool BC9068, 3.50%, 12/01/2046	654,193	693,252
Pool AS8635, 3.50%, 01/01/2047	3,974,920	4,189,376
Pool AS8808, 3.50%, 02/01/2047	2,730,920	2,882,498
Pool AS8918, 3.50%, 03/01/2047	6,325,052	6,664,856
Pool BD7046, 3.50%, 03/01/2047	6,003,995	6,326,664

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool BE7198, 3.50%, 03/01/2047	$460,298	$481,847
Pool AS9380, 3.50%, 04/01/2047	2,573,442	2,711,685
Pool BH1139, 3.50%, 04/01/2047	520,955	551,340
Pool BH1158, 3.50%, 04/01/2047	536,624	563,124
Pool AS9548, 3.50%, 05/01/2047	4,599,473	4,845,564
Pool BD2416, 3.50%, 05/01/2047	2,300,776	2,423,458
Pool AS9814, 3.50%, 06/01/2047	3,315,405	3,467,765
Pool BE3687, 3.50%, 06/01/2047	1,321,162	1,407,239
Pool BH5307, 3.50%, 06/01/2047	515,234	537,986
Pool AS9943, 3.50%, 07/01/2047	3,811,923	3,992,375
Pool BH5329, 3.50%, 07/01/2047	377,892	398,742
Pool BH2607, 3.50%, 08/01/2047	1,399,714	1,477,214
Pool CA0116, 3.50%, 08/01/2047	3,035,750	3,197,531
Pool BH2671, 3.50%, 09/01/2047	2,067,628	2,178,150
Pool BH5391, 3.50%, 09/01/2047	977,840	1,031,825
Pool CA0408, 3.50%, 09/01/2047	1,358,743	1,430,756
Pool BH4063, 3.50%, 10/01/2047	1,340,917	1,405,685
Pool BH9370, 3.50%, 10/01/2047	1,148,319	1,199,510
Pool CA0566, 3.50%, 10/01/2047	1,823,652	1,919,056
Pool BH5746, 3.50%, 11/01/2047	3,424,659	3,607,193
Pool CA0744, 3.50%, 11/01/2047	1,160,658	1,220,515
Pool BH7046, 3.50%, 12/01/2047	5,657,434	5,959,893
Pool BJ1663, 3.50%, 12/01/2047	2,225,192	2,323,856
Pool CA0918, 3.50%, 12/01/2047	2,056,372	2,160,586
Pool BH7097, 3.50%, 01/01/2048	4,223,720	4,448,687
Pool BJ4551, 3.50%, 01/01/2048	1,671,188	1,744,269
Pool BJ4562, 3.50%, 01/01/2048	818,341	860,627
Pool CA1074, 3.50%, 01/01/2048	3,096,105	3,289,903
Pool BH9270, 3.50%, 02/01/2048	3,618,783	3,811,715
Pool BJ4611, 3.50%, 02/01/2048	1,850,271	1,932,546
Pool BJ4612, 3.50%, 02/01/2048	1,280,685	1,351,153
Pool CA1243, 3.50%, 02/01/2048	7,280,317	7,681,993
Pool BJ0616, 3.50%, 03/01/2048	3,267,493	3,435,530
Pool BJ0652, 3.50%, 03/01/2048	2,527,405	2,655,137
Pool BK1959, 3.50%, 03/01/2048	1,666,389	1,739,845
Pool BK1960, 3.50%, 03/01/2048	1,279,631	1,339,043
Pool CA1414, 3.50%, 03/01/2048	4,292,868	4,505,982
Pool MA3574, 3.50%, 01/01/2049	15,246,273	15,861,404
Pool BN5245, 3.50%, 02/01/2049	1,457,163	1,518,662
Pool MA3597, 3.50%, 02/01/2049	13,482,462	14,016,666
Pool BN4385, 3.50%, 03/01/2049	1,125,768	1,185,856
Pool BN5344, 3.50%, 03/01/2049	1,932,616	2,014,787
Pool BN6226, 3.50%, 03/01/2049	173,632	180,480
Pool BN6235, 3.50%, 04/01/2049	265,298	278,386
Pool BN6245, 3.50%, 04/01/2049	237,071	246,893
Pool BN6283, 3.50%, 04/01/2049	983,231	1,025,262
Pool BN6567, 3.50%, 04/01/2049	2,537,180	2,646,552
Pool CA3399, 3.50%, 04/01/2049	2,778,239	2,897,457
Pool BN6299, 3.50%, 05/01/2049	1,406,518	1,467,088
Pool BN6619, 3.50%, 05/01/2049	2,353,036	2,454,369
Pool BN8886, 3.50%, 05/01/2049	4,835,732	5,043,982
Pool CA3556, 3.50%, 05/01/2049	3,354,230	3,498,419
Pool BN6735, 3.50%, 06/01/2049	2,443,157	2,548,370
Pool BN8911, 3.50%, 06/01/2049	3,048,623	3,180,144
Pool BN8922, 3.50%, 06/01/2049	2,187,649	2,281,688
Pool BN8930, 3.50%, 06/01/2049	2,808,249	2,929,398
Pool CA3738, 3.50%, 06/01/2049	2,835,433	2,972,120
Pool BO1273, 3.50%, 07/01/2049	4,828,325	5,036,992
Pool BO1284, 3.50%, 07/01/2049	4,302,421	4,549,117
Pool BO1315, 3.50%, 07/01/2049	2,727,064	2,844,711
Pool BO1795, 3.50%, 07/01/2049	1,974,937	2,060,136
Pool CA3874, 3.50%, 07/01/2049	3,455,531	3,604,868
Pool BO1319, 3.50%, 08/01/2049	2,942,322	3,069,708
Pool BO1358, 3.50%, 08/01/2049	2,075,359	2,160,140
Pool BO2963, 3.50%, 09/01/2049	3,664,876	3,814,591
Pool BO5403, 3.50%, 10/01/2049	1,394,282	1,461,032
Pool BO5349, 3.50%, 11/01/2049	883,407	928,060
Pool BO5478, 3.50%, 11/01/2049	2,875,564	3,020,908
Pool BO5488, 3.50%, 11/01/2049	1,840,708	1,915,833
Pool BO5372, 3.50%, 12/01/2049	908,204	945,306
Pool BO8937, 3.50%, 01/01/2050	2,375,824	2,495,914
Pool BP1310, 3.50%, 02/01/2050	1,235,695	1,295,556
Pool BO9006, 3.50%, 02/01/2050	1,538,720	1,617,418
Pool AH0540, 4.00%, 12/01/2040	26,982	28,428

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool AH2979, 4.00%, 01/01/2041	$63,314	$66,980
Pool AH5643, 4.00%, 01/01/2041	125,739	136,426
Pool AH5671, 4.00%, 02/01/2041	190,204	206,207
Pool AH8877, 4.00%, 04/01/2041	132,509	144,013
Pool AI9871, 4.00%, 09/01/2041	58,249	61,969
Pool AJ4024, 4.00%, 10/01/2041	115,235	125,169
Pool AU9998, 4.00%, 09/01/2043	114,441	123,941
Pool AS0716, 4.00%, 10/01/2043	863,982	935,705
Pool AU6721, 4.00%, 10/01/2043	208,270	225,558
Pool AV0191, 4.00%, 10/01/2043	39,232	41,331
Pool AV0214, 4.00%, 10/01/2043	93,271	98,529
Pool AS0929, 4.00%, 11/01/2043	415,552	450,053
Pool AU6999, 4.00%, 11/01/2043	999,675	1,092,459
Pool AU7007, 4.00%, 11/01/2043	229,189	248,217
Pool AS1368, 4.00%, 12/01/2043	112,195	121,510
Pool AV0670, 4.00%, 12/01/2043	243,678	263,909
Pool AS1427, 4.00%, 01/01/2044	151,339	161,448
Pool AV6342, 4.00%, 01/01/2044	150,480	161,388
Pool AS1671, 4.00%, 02/01/2044	88,148	95,429
Pool AV5020, 4.00%, 02/01/2044	361,570	391,555
Pool AS1877, 4.00%, 03/01/2044	54,581	58,561
Pool AV7087, 4.00%, 03/01/2044	407,490	441,281
Pool AW0985, 4.00%, 05/01/2044	129,784	140,547
Pool AW3597, 4.00%, 06/01/2044	270,874	293,339
Pool AW5358, 4.00%, 06/01/2044	74,987	80,253
Pool AS2826, 4.00%, 07/01/2044	150,796	163,301
Pool AW8968, 4.00%, 07/01/2044	112,124	119,953
Pool AS3009, 4.00%, 08/01/2044	298,534	323,292
Pool AS3493, 4.00%, 10/01/2044	458,917	492,240
Pool AX0902, 4.00%, 10/01/2044	131,242	142,127
Pool AX3165, 4.00%, 10/01/2044	37,454	39,456
Pool AS3951, 4.00%, 11/01/2044	46,196	48,664
Pool AX4856, 4.00%, 12/01/2044	110,120	119,593
Pool AX7550, 4.00%, 12/01/2044	192,766	203,074
Pool AY5025, 4.00%, 03/01/2045	640,453	682,289
Pool AY8277, 4.00%, 05/01/2045	146,029	156,790
Pool AZ5697, 4.00%, 08/01/2045	190,839	202,351
Pool AZ9195, 4.00%, 09/01/2045	151,427	162,825
Pool BE7194, 4.00%, 03/01/2047	1,837,507	1,945,415
Pool BE7216, 4.00%, 04/01/2047	1,886,057	2,027,505
Pool BH1143, 4.00%, 04/01/2047	1,122,482	1,186,901
Pool BD2419, 4.00%, 05/01/2047	2,077,771	2,217,159
Pool BH1167, 4.00%, 05/01/2047	593,100	626,819
Pool BE3689, 4.00%, 06/01/2047	4,262,919	4,547,472
Pool BH5309, 4.00%, 06/01/2047	3,012,779	3,223,898
Pool BE3762, 4.00%, 07/01/2047	2,233,205	2,366,968
Pool BH5335, 4.00%, 07/01/2047	805,864	863,881
Pool BH5361, 4.00%, 08/01/2047	1,612,831	1,719,550
Pool BH5395, 4.00%, 09/01/2047	1,196,590	1,273,000
Pool BH4060, 4.00%, 10/01/2047	1,400,941	1,493,897
Pool BH9379, 4.00%, 10/01/2047	410,168	433,406
Pool BH5748, 4.00%, 11/01/2047	1,494,121	1,589,195
Pool BJ4571, 4.00%, 01/01/2048	806,532	861,015
Pool BK1957, 4.00%, 03/01/2048	978,476	1,041,707
Pool BK1968, 4.00%, 03/01/2048	3,376,022	3,566,284
Pool BK1969, 4.00%, 03/01/2048	1,477,697	1,573,794
Pool BK2557, 4.00%, 03/01/2048	2,098,310	2,253,467
Pool BJ2676, 4.00%, 04/01/2048	1,016,125	1,074,055
Pool BK2008, 4.00%, 04/01/2048	1,357,230	1,431,927
Pool BJ2752, 4.00%, 05/01/2048	3,326,446	3,531,509
Pool BJ9235, 4.00%, 06/01/2048	7,153,812	7,589,020
Pool BK5289, 4.00%, 06/01/2048	1,892,574	2,014,361
Pool CA1934, 4.00%, 06/01/2048	7,558,156	7,991,466
Pool BK0898, 4.00%, 07/01/2048	2,061,080	2,212,229
Pool BK8813, 4.00%, 07/01/2048	2,098,747	2,217,967
Pool CA2094, 4.00%, 07/01/2048	5,183,675	5,482,234
Pool BK4747, 4.00%, 08/01/2048	1,294,785	1,368,255
Pool BK8829, 4.00%, 08/01/2048	1,093,269	1,158,352
Pool BH0713, 4.00%, 09/01/2048	1,451,564	1,532,814
Pool BK4815, 4.00%, 09/01/2048	1,754,301	1,850,578
Pool BK8895, 4.00%, 09/01/2048	1,612,721	1,701,847
Pool CA2315, 4.00%, 09/01/2048	4,466,560	4,712,510
Pool BK7669, 4.00%, 10/01/2048	2,052,650	2,165,633
Pool CA2532, 4.00%, 10/01/2048	2,369,398	2,500,008

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool BK7934, 4.00%, 11/01/2048	$4,067,563	$4,296,034
Pool BH0723, 4.00%, 12/01/2048	1,135,805	1,200,536
Pool BN0321, 4.00%, 12/01/2048	1,165,753	1,231,241
Pool BN3958, 4.00%, 12/01/2048	1,406,303	1,483,020
Pool CA2994, 4.00%, 01/01/2049	2,003,907	2,145,905
Pool BN4338, 4.00%, 02/01/2049	1,108,438	1,169,624
Pool BN4347, 4.00%, 02/01/2049	681,736	723,465
Pool BN5288, 4.00%, 02/01/2049	3,746,254	3,973,318
Pool CA3143, 4.00%, 02/01/2049	1,276,697	1,362,810
Pool BN4373, 4.00%, 03/01/2049	1,679,652	1,771,327
Pool BN4386, 4.00%, 03/01/2049	840,881	887,679
Pool BN5350, 4.00%, 03/01/2049	1,668,302	1,760,019
Pool BN6227, 4.00%, 03/01/2049	1,063,901	1,121,319
Pool CA3270, 4.00%, 03/01/2049	3,107,717	3,284,288
Pool BN6236, 4.00%, 04/01/2049	333,906	354,969
Pool BN6247, 4.00%, 04/01/2049	1,114,414	1,178,188
Pool BN6285, 4.00%, 04/01/2049	1,094,999	1,156,994
Pool BN6563, 4.00%, 04/01/2049	598,270	632,751
Pool BN6301, 4.00%, 05/01/2049	1,821,615	1,924,051
Pool BN8894, 4.00%, 05/01/2049	2,272,468	2,410,473
Pool BN8913, 4.00%, 06/01/2049	1,291,491	1,387,609
Pool BN8923, 4.00%, 06/01/2049	1,645,241	1,739,730
Pool BN8931, 4.00%, 06/01/2049	1,500,027	1,602,534
Pool BO1274, 4.00%, 07/01/2049	2,731,716	2,883,594
Pool BO1285, 4.00%, 07/01/2049	1,907,896	2,038,274
Pool BO1316, 4.00%, 07/01/2049	686,217	724,822
Pool BO1326, 4.00%, 08/01/2049	2,139,196	2,274,643
Pool BO2971, 4.00%, 09/01/2049	1,084,651	1,153,329
Pool BO5432, 4.00%, 10/01/2049	2,188,370	2,332,255
Pool BO5314, 4.00%, 11/01/2049	1,198,089	1,273,947
Pool BO5373, 4.00%, 12/01/2049	861,429	910,100
Pool BO8938, 4.00%, 01/01/2050	1,565,262	1,664,371
Pool BO9007, 4.00%, 02/01/2050	719,191	770,419
Pool AC4095, 4.50%, 09/01/2039	9,012	9,631
Pool AH6769, 4.50%, 03/01/2041	239,196	263,885
Pool AI3491, 4.50%, 06/01/2041	216,259	238,113
Pool AI5362, 4.50%, 06/01/2041	289,563	319,146
Pool AI6155, 4.50%, 07/01/2041	539,031	594,677
Pool AI8167, 4.50%, 08/01/2041	289,231	313,134
Pool BH1145, 4.50%, 04/01/2047	542,200	581,777
Pool BK2031, 4.50%, 04/01/2048	1,103,042	1,183,294
Pool BK5278, 4.50%, 05/01/2048	2,584,482	2,786,129
Pool BK5299, 4.50%, 06/01/2048	1,122,583	1,200,661
Pool BK8815, 4.50%, 07/01/2048	2,565,752	2,752,979
Pool BK8869, 4.50%, 09/01/2048	1,281,594	1,367,761
Pool BK8905, 4.50%, 09/01/2048	781,331	841,337
Pool BN0889, 4.50%, 11/01/2048	1,203,295	1,286,121
Pool BN0323, 4.50%, 12/01/2048	533,362	569,814
Pool BN0928, 4.50%, 12/01/2048	819,826	876,424
Pool BN4308, 4.50%, 12/01/2048	785,779	838,590
Pool CA2842, 4.50%, 12/01/2048	1,820,239	1,945,951
Pool BN5289, 4.50%, 01/01/2049	573,419	613,227
Pool BN4339, 4.50%, 02/01/2049	778,346	832,243
Pool BN4384, 4.50%, 03/01/2049	1,675,981	1,791,512
Pool BN6238, 4.50%, 04/01/2049	656,597	703,136
Pool BN6277, 4.50%, 04/01/2049	786,203	841,806
Pool BN6302, 4.50%, 05/01/2049	100,289	107,138
Pool BN8924, 4.50%, 06/01/2049	866,289	928,011
Pool BN8932, 4.50%, 06/01/2049	668,868	719,702
Pool BO1320, 4.50%, 08/01/2049	926,672	997,098
Pool 890230, 5.00%, 07/01/2040	4,691,094	5,277,673
Pool AD8500, 5.00%, 08/01/2040	397,834	432,594
Pool AH6772, 5.00%, 03/01/2041	119,476	129,344
Pool AH8879, 5.00%, 04/01/2041	332,385	359,834
Pool AI3492, 5.00%, 06/01/2041	258,907	280,280
Pool AI6154, 5.00%, 07/01/2041	121,474	131,506
Pool BK5300, 5.00%, 05/01/2048	1,044,583	1,160,749
Pool BK8817, 5.00%, 07/01/2048	1,081,511	1,175,346
Pool BK8870, 5.00%, 09/01/2048	989,636	1,091,826
Pool BN6239, 5.00%, 04/01/2049	387,807	421,737
Pool 890246, 5.50%, 11/01/2038	1,553,229	1,788,618
Pool 890247, 6.00%, 09/01/2038	2,402,972	2,822,986
Pool 886136, 6.50%, 07/01/2036	171,438	191,260
Pool 900106, 6.50%, 08/01/2036	60,687	67,704

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool 900649, 6.50%, 09/01/2036	$108,673	$121,238
Pool 947771, 6.50%, 09/01/2037	87,565	101,477
		596,853,259

FRESB Multifamily - 0.07%
Pool 2017-SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037	883,339	911,561
Pool 2017-SB43, 3.00%, 10/25/2027 (c)	673,303	718,712
		1,630,273

GNMA Multifamily - 19.29%
Pool 2013-73 A, 0.98%, 12/16/2035	535,825	530,331
Pool 2013-45 A, 1.45%, 10/16/2040	446,611	444,586
Pool 2013-61 A, 1.45%, 01/16/2043	351,817	349,783
Pool 2013-30 A, 1.50%, 05/16/2042	862,569	858,305
Pool 2013-85 A, 1.55%, 09/16/2046	1,384,580	1,373,200
Pool 2013-7 AC, 1.60%, 03/16/2047	1,281,857	1,276,492
Pool 2012-27 A, 1.61%, 07/16/2039	625,474	624,703
Pool 2012-139 AB, 1.67%, 02/16/2053	302,265	295,306
Pool 2013-118 AC, 1.70%, 06/16/2036	1,508,326	1,505,905
Pool 2013-50 AB, 1.73%, 05/16/2045	1,210,505	1,209,586
Pool 2014-103, 1.74%, 06/16/2053	701,285	707,445
Pool 2012-144 AD, 1.77%, 01/16/2053	449,342	447,580
Pool 2012-99 AE, 1.80%, 02/16/2048	1,190,005	1,187,205
Pool 2013-12 AB, 1.83%, 11/16/2052	219,872	220,382
Pool 2013-72 AC, 1.88%, 05/16/2046	1,781,795	1,789,075
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,369,735	1,368,335
Pool 2014-168 A, 1.90%, 06/16/2041	371,998	372,114
Pool 2012-150 AB, 1.90%, 08/16/2044	137,794	135,575
Pool 2012-120 A, 1.90%, 02/16/2053	1,771,358	1,750,021
Pool 2013-176 AB, 2.00%, 11/16/2038	76,370	76,486
Pool 2013-107 A, 2.00%, 05/16/2040	66,864	67,100
Pool 2013-92 AB, 2.00%, 02/16/2043	800,035	803,919
Pool 2013-143 A, 2.00%, 04/16/2043	98,057	98,214
Pool 2013-128 AB, 2.00%, 10/16/2051	2,096,045	2,112,341
Pool 2011-143, 2.00%, 10/16/2057	4,017,797	4,020,331
Pool 2012-72 AB, 2.03%, 02/16/2046	137,015	137,636
Pool 2012-112 AD, 2.09%, 02/16/2053	208,394	209,938
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	417,085	408,096
Pool 2012-2 AB, 2.11%, 03/16/2037	87,795	87,707
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	220,472	222,703
Pool AA8478, 2.15%, 05/15/2035	308,188	310,079
Pool AA8479, 2.15%, 11/15/2035	643,700	647,666
Pool 2014-67 A, 2.15%, 05/16/2039	799,185	801,563
Pool 2012-70 AB, 2.18%, 08/16/2052	372,890	375,729
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,059,453
Pool 2013-94 AB, 2.20%, 03/16/2054	368,201	372,085
Pool 2016-152, 2.20%, 08/15/2058	2,291,022	2,317,442
Pool 2014-75 A, 2.21%, 06/16/2047	143,844	143,748
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	300,986
Pool AC5324, 2.23%, 09/15/2032	2,178,439	2,197,169
Pool 2016-40, 2.25%, 03/16/2050	7,813,925	7,916,058
Pool 2012-111 AB, 2.25%, 09/16/2052	1,401,361	1,410,455
Pool 2019-127, 2.25%, 08/16/2053	497,401	502,859
Pool 2016-175, 2.25%, 09/16/2058	4,420,825	4,481,998
Pool 2014-130 CA, 2.30%, 11/16/2042	141,712	143,311
Pool 2017-20, 2.30%, 09/16/2057	2,262,324	2,292,104
Pool 2016-125, 2.30%, 12/16/2057	1,093,347	1,111,460
Pool 2017-003, 2.30%, 09/16/2058	4,928,323	5,024,158
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	511,176
Pool 2015-125 AB, 2.35%, 04/16/2047	4,651,004	4,733,461
Pool 2016-26, 2.35%, 11/16/2056	294,433	299,241
Pool 2016-87, 2.35%, 03/16/2058	913,591	930,864
Pool 2020-26, 2.35%, 04/15/2061	2,250,000	2,297,007
Pool 2016-40, 2.40%, 06/16/2049	3,125,740	3,189,068
Pool 2018-16, 2.40%, 03/16/2050	6,739,530	6,845,364
Pool 2017-30, 2.40%, 03/16/2051	4,241,085	4,330,436
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	124,987	126,818
Pool 2017-50, 2.40%, 01/16/2057	5,245,399	5,368,470
Pool 2017-16, 2.40%, 01/16/2058	1,929,696	1,971,323
Pool 2017-29, 2.40%, 01/16/2058	2,109,717	2,150,539
Pool 2016-113, 2.40%, 02/16/2058	1,552,513	1,585,683
Pool 2018-26, 2.40%, 02/16/2058	5,349,954	5,435,920
Pool 2017-49, 2.40%, 05/16/2058	3,368,912	3,443,503

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool 2017-41, 2.40%, 07/16/2058	$2,389,935	$2,442,033
Pool 2020-24 AD, 2.40%, 08/16/2061	1,250,000	1,278,936
Pool 2017-7, 2.41%, 12/16/2058 (c)	3,845,586	4,051,557
Pool 778465, 2.45%, 09/15/2047	1,587,285	1,589,270
Pool 2020-23 AC, 2.45%, 02/16/2062	950,000	975,313
Pool AC9553, 2.47%, 02/15/2048	8,720,388	8,847,290
Pool 2014-172, 2.50%, 09/16/2041	933,730	939,497
Pool 2017-169, 2.50%, 10/01/2047	240,966	247,433
Pool AE4484, 2.50%, 06/15/2048	3,698,150	3,761,574
Pool 2018-30, 2.50%, 10/16/2048	2,399,218	2,444,477
Pool 2018-47, 2.50%, 01/16/2049	957,836	979,915
Pool 2017-111, 2.50%, 06/16/2051	378,903	386,788
Pool 2015-114 AD, 2.50%, 11/15/2051	2,469,134	2,521,134
Pool 2017-9, 2.50%, 09/16/2056	1,801,409	1,851,854
Pool 2017-157, 2.50%, 10/16/2056	2,258,770	2,318,053
Pool 2017-28, 2.50%, 02/16/2057	4,897,504	5,032,979
Pool 2016-36 A, 2.50%, 03/16/2057	817,876	838,372
Pool 2017-72, 2.50%, 04/16/2057	1,088,357	1,117,774
Pool 2016-71, 2.50%, 10/16/2057	3,194,148	3,279,937
Pool 2017-46, 2.50%, 11/16/2057	4,879,854	5,005,565
Pool 2017-64, 2.50%, 11/16/2057	1,126,982	1,156,071
Pool 2017-22, 2.50%, 12/16/2057	8,508,402	8,743,407
Pool 2017-47, 2.50%, 08/16/2058	2,486,878	2,549,324
Pool 2017-81, 2.50%, 09/16/2058	1,440,500	1,480,719
Pool 2017-97, 2.50%, 09/16/2058	465,670	478,202
Pool 2018-3, 2.50%, 10/16/2058	6,355,796	6,511,314
Pool 2017-154, 2.50%, 12/16/2058	2,856,453	2,935,875
Pool 2017-127, 2.50%, 02/16/2059	1,309,272	1,344,444
Pool 2017-143, 2.50%, 02/16/2059	2,588,105	2,654,653
Pool 2018-75, 2.50%, 04/16/2059	1,961,082	2,004,611
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,433,393	3,525,256
Pool 2018-2, 2.50%, 07/16/2059	919,693	942,410
Pool 2019-141, 2.50%, 08/16/2060	1,386,018	1,413,894
Pool 2020-8 AL, 2.50%, 01/16/2061	499,428	512,501
Pool 2020-2 AH, 2.50%, 02/16/2061	4,095,819	4,205,295
Pool 2019-107, 2.50%, 02/16/2061	993,990	1,013,523
Pool 2020-10 AC, 2.50%, 04/16/2062	2,097,681	2,154,665
Pool 2011-161 B, 2.53%, 07/16/2038	218,084	218,042
Pool 2016-64, 2.55%, 12/16/2057	2,266,270	2,333,833
Pool 2019-124, 2.55%, 09/16/2060	566,094	581,328
Pool 2018-74 AG, 2.60%, 12/16/2050	3,873,452	3,956,165
Pool 2017-106, 2.60%, 04/16/2051	828,038	857,052
Pool 2015-101 AE, 2.60%, 03/16/2052	1,421,424	1,467,619
Pool 2018-85, 2.60%, 01/16/2053	936,084	955,849
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,215,584	5,381,103
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	5,864,805	6,047,029
Pool 2018-69, 2.60%, 03/16/2056	4,514,554	4,611,763
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	1,117,758	1,156,154
Pool 2016-24, 2.60%, 12/16/2056	773,200	797,890
Pool 2016-41, 2.60%, 06/16/2057	430,147	444,565
Pool 2017-90, 2.60%, 07/16/2057	843,827	868,231
Pool 2017-62, 2.60%, 11/16/2057	1,423,349	1,462,338
Pool 2017-92, 2.60%, 06/16/2058	2,944,615	3,024,318
Pool 2018-16, 2.60%, 06/16/2058	4,064,584	4,174,829
Pool 2017-74, 2.60%, 09/16/2058	6,933,698	7,148,349
Pool 2018-28, 2.60%, 09/16/2058	4,837,246	4,965,909
Pool 2017-108, 2.60%, 10/16/2058	1,117,217	1,151,404
Pool 2017-135, 2.60%, 10/16/2058	3,731,835	3,852,711
Pool 2017-70, 2.60%, 10/16/2058	574,981	592,587
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,335,664	2,408,352
Pool 2017-124, 2.60%, 12/16/2058	2,187,639	2,255,529
Pool 2017-131, 2.60%, 12/16/2058 (c)	2,000,739	2,062,769
Pool 2018-9, 2.60%, 12/16/2058	1,940,060	1,994,305
Pool 2017-105, 2.60%, 01/16/2059	967,679	997,441
Pool 2017-143, 2.60%, 01/16/2059	2,053,101	2,117,222
Pool 2017-94, 2.60%, 02/16/2059	578,498	596,298
Pool 2017-169, 2.60%, 04/16/2059 (c)	7,159,489	7,383,990
Pool 2017-185, 2.60%, 04/16/2059 (c)	386,309	400,767
Pool 2017-126, 2.60%, 05/16/2059	217,148	223,772
Pool 2017-152, 2.60%, 05/16/2059	976,078	1,006,191
Pool 2017-61, 2.60%, 05/16/2059	1,872,876	1,930,802
Pool 2018-41 AD, 2.60%, 06/16/2059	2,496,566	2,558,763
Pool 2018-35, 2.60%, 09/16/2059	4,782,667	4,915,961
Pool 2019-88, 2.60%, 12/16/2059	1,750,096	1,798,228

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool 2017-190, 2.60%, 03/16/2060	$2,932,478	$3,026,441
Pool 2019-147, 2.60%, 09/16/2060	166,989	172,049
Pool 2019-130, 2.60%, 11/16/2061	898,921	925,422
Pool 591746, 2.63%, 06/15/2048	769,014	785,612
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	218,671	224,331
Pool 2015-86 AC, 2.65%, 03/16/2050	3,544,852	3,645,858
Pool 2015-171 EA, 2.65%, 12/16/2052	68,694	70,832
Pool 2016-178, 2.65%, 08/16/2058	7,958,877	8,234,594
Pool 2014-164 AN, 2.68%, 03/16/2055 (c)	1,804,466	1,886,258
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	1,106,051	1,143,901
Pool 2018-25, 2.70%, 02/16/2058	9,711,793	10,033,269
Pool 2018-60, 2.70%, 12/16/2058	2,004,881	2,063,213
Pool 2017-159, 2.70%, 01/16/2059	1,449,238	1,501,716
Pool 2018-43, 2.70%, 10/16/2059	1,954,131	2,015,365
Pool AA1574, 2.73%, 07/15/2032	1,839,461	1,874,695
Pool AC3668, 2.73%, 04/15/2043	5,871,132	6,020,915
Pool 2018-132 AH, 2.75%, 06/16/2046	262,131	266,347
Pool 2019-47, 2.75%, 08/16/2049	2,503,040	2,555,299
Pool 2018-62, 2.75%, 05/16/2051	1,732,376	1,779,843
Pool 2016-39, 2.75%, 01/16/2056	2,568,887	2,669,881
Pool 2015-108 A, 2.75%, 01/16/2056	420,305	426,103
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	2,743,581	2,841,742
Pool 2017-54, 2.75%, 09/16/2057	1,177,534	1,221,852
Pool 2019-81 AC, 2.75%, 08/16/2060	321,758	332,713
Pool 2019-146, 2.75%, 07/16/2061 (c)	1,345,781	1,396,549
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	2,713,340	2,815,202
Pool 2014-89 AB, 2.80%, 05/16/2054	867,611	880,474
Pool 2014-186 AH, 2.80%, 08/16/2054	542,075	562,121
Pool 2015-140 AC, 2.80%, 11/16/2056	1,925,799	1,995,274
Pool 2015-150 AE, 2.80%, 01/16/2057	960,595	997,514
Pool 2018-56, 2.80%, 04/16/2058	5,381,786	5,546,504
Pool 2019-50, 2.80%, 06/16/2059	2,870,044	2,937,939
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	159,104	165,296
Pool 2018-82, 2.85%, 12/16/2051	2,796,662	2,907,765
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	375,434	386,594
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	1,228,342	1,271,619
Pool 2019-53 AE, 2.90%, 03/16/2048	2,670,275	2,743,038
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	913,323	948,274
Pool AV9479, 2.90%, 10/15/2051	8,171,073	8,373,282
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	557,272
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	1,707,801	1,771,399
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	917,044	948,992
Pool 2018-110, 2.90%, 09/16/2059	490,519	509,342
Pool 2017-40, 2.93%, 05/16/2050 (c)	900,335	965,069
Pool 2019-94 AG, 2.95%, 07/16/2060	2,314,553	2,406,704
Pool AD6658, 2.97%, 01/15/2036	1,280,957	1,324,393
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	2,100,151
Pool 2018-73, 3.00%, 04/16/2049	505,325	522,525
Pool 2018-96, 3.00%, 09/16/2049	1,091,419	1,127,352
Pool 2018-62, 3.00%, 05/16/2050	492,250	510,824
Pool 2018-98, 3.00%, 10/16/2050	509,273	529,207
Pool 2019-53, 3.00%, 06/16/2051	880,695	909,822
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,667,516
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	423,373
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	760,000	805,537
Pool 2018-88, 3.00%, 02/16/2058	2,291,860	2,391,019
Pool 2018-43, 3.00%, 12/16/2058	486,901	504,681
Pool 2019-63, 3.00%, 02/16/2060	1,068,047	1,114,741
Pool 2019-47, 3.00%, 05/16/2060	1,132,800	1,184,960
Pool 2019-66, 3.00%, 05/16/2060	85,644	88,948
Pool 2019-75 AC, 3.00%, 05/16/2060	2,775,294	2,884,126
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	523,996
Pool 2015-19 AF, 3.06%, 01/16/2057 (c)	928,630	970,874
Pool AS2544, 3.10%, 04/15/2042	787,226	839,014
Pool AK8205, 3.10%, 09/15/2055	9,183,295	9,728,111
Pool 2018-85, 3.10%, 07/16/2057 (c)	2,290,087	2,388,791
Pool 2019-39, 3.10%, 05/16/2059	473,778	484,903
Pool 2019-64, 3.10%, 01/16/2060	2,253,423	2,368,332
Pool 2019-19, 3.15%, 04/16/2050	162,321	168,134
Pool 2018-136 AE, 3.15%, 09/16/2058	6,835,075	7,162,392
Pool 2019-32, 3.15%, 12/16/2059	3,714,501	3,843,677
Pool 2018-99, 3.20%, 01/16/2052	485,642	503,017
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	1,084,600
Pool 2018-114, 3.20%, 08/16/2058	710,698	736,243

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool AK7840, 3.25%, 03/15/2050	$923,675	$981,303
Pool GNR 2019-7, 3.25%, 01/16/2052	343,324	355,352
Pool GNR 2019-26, 3.25%, 01/16/2060	2,850,826	2,981,152
Pool GNR 2019-8, 3.25%, 01/16/2060	318,786	333,739
Pool 2019-37, 3.25%, 02/16/2060	5,385,489	5,634,019
Pool 2014-155 DC, 3.34%, 06/16/2047 (c)	900,000	963,952
Pool AI1113, 3.37%, 01/15/2050	368,279	393,294
Pool AT8470, 3.40%, 10/15/2051	1,828,468	1,987,659
Pool AN9543, 3.45%, 11/15/2050	1,652,266	1,786,678
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	4,100,891
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	2,099,716	2,211,228
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	543,551
Pool AD8950, 3.51%, 09/15/2048	2,044,370	2,160,174
Pool AM0526, 3.51%, 05/15/2050	1,074,222	1,158,952
Pool AH5339, 3.55%, 12/15/2050	1,263,846	1,372,832
Pool AC6851, 3.62%, 08/15/2048	901,816	955,161
Pool AC6853, 3.62%, 08/15/2048	901,816	955,161
Pool 661707, 3.75%, 12/15/2054	856,923	927,605
Pool AG7484, 3.83%, 03/15/2049	456,885	489,222
Pool AO6152, 3.94%, 01/15/2045	1,930,926	2,112,755
Pool AH7386, 4.00%, 11/15/2053	1,891,697	2,058,818
Pool 768250, 4.01%, 08/15/2052	2,373,729	2,484,503
Pool 749575, 4.25%, 11/15/2046	1,886,498	1,938,182
Pool 758139, 4.25%, 02/15/2053	182,996	195,806
Pool AH1338, 4.61%, 06/15/2055	478,689	522,768
Pool 712102, 5.15%, 11/15/2032	407,930	407,595
Pool 734980, 5.25%, 11/15/2051	192,480	197,754
Pool 699710, 5.43%, 07/15/2044	348,622	348,278
Pool 637911, 6.00%, 07/15/2035	337,408	337,829
Pool 636413, 6.25%, 04/15/2036	593,307	594,049
		469,738,964

GNMA Single Family - 1.50%
Pool AD1699, 3.00%, 02/15/2043	108,503	112,642
Pool AV5053, 3.00%, 10/20/2046	686,690	711,934
Pool G2 AX5461, 3.00%, 12/20/2046	1,256,991	1,299,823
Pool G2 AX5544, 3.00%, 01/20/2047	920,395	951,590
Pool 779354, 3.50%, 06/15/2042	11,689	12,260
Pool AX5545, 3.50%, 01/20/2047	1,585,856	1,660,998
Pool BC5351, 3.50%, 09/20/2047	1,295,989	1,349,226
Pool BD9036, 3.50%, 11/20/2047	2,896,516	3,014,939
Pool 737576, 4.00%, 11/15/2040	42,767	45,814
Pool 737712, 4.00%, 12/15/2040	201,893	216,265
Pool 757173, 4.00%, 12/20/2040	326,134	344,892
Pool 737837, 4.00%, 01/15/2041	517,836	555,301
Pool 759104, 4.00%, 01/15/2041	243,241	256,689
Pool 2759436, 4.00%, 01/20/2041	124,313	132,429
Pool 2759466, 4.00%, 01/20/2041	495,896	527,496
Pool 759191, 4.00%, 02/15/2041	387,240	412,420
Pool 2759301, 4.00%, 02/20/2041	388,903	413,718
Pool 2763042, 4.00%, 04/20/2041	94,593	100,037
Pool 738629, 4.00%, 08/15/2041	504,301	541,638
Pool 738630, 4.00%, 08/15/2041	315,550	335,638
Pool 770515, 4.00%, 08/15/2041	651,957	703,528
Pool 738735, 4.00%, 09/15/2041	222,099	238,380
Pool 738954, 4.00%, 11/15/2041	186,502	196,530
Pool 778766, 4.00%, 01/15/2042	601,735	647,689
Pool 778847, 4.00%, 02/15/2042	202,761	213,674
Pool AF3781, 4.00%, 09/15/2043	794,723	858,804
Pool AG8734, 4.00%, 12/15/2043	382,273	408,099
Pool BH0074, 4.00%, 06/20/2048	1,767,907	1,851,827
Pool BI3170, 4.00%, 07/20/2048	1,011,525	1,063,605
Pool G2 BJ6735, 4.00%, 10/20/2048	656,345	684,680
Pool 717198, 4.50%, 06/15/2039	223,774	242,838
Pool 714594, 4.50%, 07/15/2039	145,936	158,516
Pool 720208, 4.50%, 07/15/2039	268,295	294,401
Pool 726402, 4.50%, 10/15/2039	34,499	37,231
Pool 728954, 4.50%, 12/15/2039	217,763	235,010
Pool 729017, 4.50%, 01/15/2040	366,354	403,038
Pool 737051, 4.50%, 03/15/2040	158,110	170,849
Pool 737222, 4.50%, 05/15/2040	202,615	218,774
Pool 698160, 4.50%, 07/15/2040	143,360	154,714
Pool 748456, 4.50%, 08/15/2040	278,087	302,112
Pool 738152, 4.50%, 04/15/2041	427,819	466,801

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool 738267, 4.50%, 05/15/2041	$299,288	$323,712
Pool 763543, 4.50%, 05/15/2041	88,018	95,106
Pool 738397, 4.50%, 06/15/2041	563,344	618,658
Pool 770396, 4.50%, 06/15/2041	178,923	193,090
Pool 2783417, 4.50%, 08/20/2041	3,223,575	3,470,820
Pool BH0075, 4.50%, 06/20/2048	1,260,259	1,329,271
Pool BK9581, 4.50%, 02/20/2049	1,019,601	1,075,438
Pool 688624, 5.00%, 05/15/2038	133,716	144,750
Pool 411105, 5.00%, 01/15/2039	98,679	106,831
Pool 439079, 5.00%, 02/15/2039	140,108	151,758
Pool 646728, 5.00%, 03/15/2039	79,779	86,369
Pool 646750, 5.00%, 04/15/2039	129,960	140,694
Pool 646777, 5.00%, 05/15/2039	37,846	40,972
Pool 720288, 5.00%, 08/15/2039	95,596	103,484
Pool 722944, 5.00%, 08/15/2039	60,590	65,589
Pool 723006, 5.00%, 10/15/2039	280,208	303,330
Pool 726403, 5.00%, 10/15/2039	156,344	171,020
Pool 737055, 5.00%, 03/15/2040	202,464	219,171
Pool 658393, 5.00%, 06/15/2040	409,556	450,914
Pool 2783418, 5.00%, 06/20/2040	2,426,525	2,566,639
Pool 684677, 5.50%, 03/15/2038	112,768	122,355
Pool 684802, 5.50%, 04/15/2038	102,416	111,154
Pool 2688636, 5.50%, 05/20/2038	231,442	248,152
Pool 690974, 5.50%, 06/15/2038	43,528	47,228
Pool 2409120, 5.50%, 07/20/2038	189,962	204,390
Pool 2700671, 5.50%, 10/20/2038	74,944	80,354
Pool 411116, 5.50%, 01/15/2039	158,599	172,132
Pool 2684988, 6.00%, 03/20/2038	96,834	105,977
Pool 688626, 6.00%, 05/15/2038	113,406	125,594
Pool 2693900, 6.00%, 07/20/2038	144,763	158,503
Pool 696513, 6.00%, 08/15/2038	37,155	41,148
Pool 2696843, 6.00%, 08/20/2038	138,586	151,756
Pool 699255, 6.00%, 09/15/2038	220,035	243,795
Pool 2698997, 6.00%, 09/20/2038	112,424	123,076
Pool 705999, 6.00%, 01/15/2039	93,145	103,155
Pool 2696844, 6.50%, 08/20/2038	171,643	197,167
Pool 2706408, 6.50%, 01/20/2039	42,289	42,891
Pool 530199, 7.00%, 03/20/2031	45,270	46,064
		36,529,356

HUD - 0.03%
Pool 0614, 5.51%, 08/01/2020	220,000	224,128
Pool 0620, 5.77%, 08/01/2026	649,000	661,974
		886,102

Small Business Administration - 1.65%
Pool Gentleden, 1.20%, 04/10/2023 (c)	104,375	104,642
Pool American, 1.25%, 08/30/2022 (c)	652,367	673,187
Pool Cleburne, 1.25%, 08/30/2022 (c)	454,386	468,981
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	54,121	54,310
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (c)	25,986	26,000
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	245,618	250,543
Pool 507253, 2.00%, (Prime Rate by Country-2.750%), 05/25/2030	35,911	35,720
Pool 3046316007, 2.05%, 12/03/2032 (c)	198,681	196,417
Pool 508901, 2.10%, (Prime Rate by Country-2.650%), 07/25/2020	1,350	1,343
Pool 508206, 2.10%, (Prime Rate by Country-2.650%), 09/25/2032	16,161	16,084
Pool 508298, 2.10%, (Prime Rate by Country-2.650%), 01/25/2033	204,624	203,639
Pool 508506, 2.13%, (Prime Rate by Country-2.625%), 06/25/2033	221,775	221,247
Pool 508716, 2.32%, (Prime Rate by Country-2.430%), 06/25/2034	155,306	155,498
Pool 509347, 2.75%, (Prime Rate by Country-2.000%), 11/25/2022	121,257	120,117
Pool 509392, 2.75%, (Prime Rate by Country-2.000%), 07/25/2023	396,317	392,847
Pool 509409, 2.75%, (Prime Rate by Country-2.000%), 09/25/2023	481,125	479,504
Pool 509596, 2.75%, (Prime Rate by Country-2.000%), 11/25/2024	247,522	246,125
Pool 509670, 2.75%, (Prime Rate by Country-2.000%), 04/25/2025	257,421	256,204
Pool 509678, 2.75%, (Prime Rate by Country-2.000%), 05/25/2025	911,796	910,652
Pool 509748, 2.75%, (Prime Rate by Country-2.000%), 09/25/2025	1,263,108	1,257,743
Pool 509133, 2.75%, (Prime Rate by Country-2.000%), 09/25/2036	413,610	410,325
Pool 509348, 2.75%, (Prime Rate by Country-2.000%), 02/25/2038	467,120	458,478
Pool 509350, 2.75%, (Prime Rate by Country-2.000%), 03/25/2038	177,296	173,868
Pool 509391, 2.75%, (Prime Rate by Country-2.000%), 06/25/2038	983,267	977,044
Pool 509417, 2.75%, (Prime Rate by Country-2.000%), 10/25/2038	324,518	319,174
Pool 509460, 2.75%, (Prime Rate by Country-2.000%), 01/25/2039	1,215,319	1,203,538
Pool 509491, 2.75%, (Prime Rate by Country-2.000%), 02/25/2039	1,192,542	1,171,201
Pool 509541, 2.75%, (Prime Rate by Country-2.000%), 08/25/2039	199,351	192,844

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Pool 509573, 2.75%, (Prime Rate by Country-2.000%), 09/25/2039	$1,632,763	$1,618,774
Pool 509575, 2.75%, (Prime Rate by Country-2.000%), 10/25/2039	1,196,669	1,163,759
Pool 509661, 2.75%, (Prime Rate by Country-2.000%), 03/25/2040	1,959,409	1,940,254
Pool 509688, 2.75%, (Prime Rate by Country-2.000%), 08/25/2040	2,949,260	2,926,232
Pool 509735, 2.75%, (Prime Rate by Country-2.000%), 09/25/2040	1,654,883	1,623,864
Pool 509760, 2.75%, (Prime Rate by Country-2.000%), 11/25/2040	1,591,496	1,569,101
Pool Premie, 2.96%, 08/29/2038 (c)	659,860	732,871
Pool 509977, 3.15%, (Prime Rate by Country-1.600%), 03/25/2042	260,573	265,842
Pool Animal, 3.19%, 06/04/2023 (c)	162,147	170,730
Pool Econolodge, 3.43%, 09/11/2037 (c)	776,966	874,790
Pool 510004, 3.50%, (Prime Rate by Country-1.250%), 05/25/2042	476,246	491,256
Pool 509793, 3.61%, (Prime Rate by Country-1.144%), 01/25/2041	1,570,895	1,615,099
Pool 510051, 4.00%, (Prime Rate by Country-0.750%), 07/25/2042	351,765	372,044
Pool 509010, 4.08%, (Prime Rate by Country-0.675%), 01/25/2036	65,318	66,717
Pool Schatz, 4.16%, 10/04/2023 (c)	15,535	16,931
Pool 522124, 4.55%, (Prime Rate by Country-0.180%), 02/25/2040	451,751	473,973
Pool 510047, 4.58%, (Prime Rate by Country-0.171%), 09/25/2042	784,878	846,297
Pool Knights Inn, 4.61%, 08/27/2035	622,148	705,146
Pool 509900, 4.65%, (Prime Rate by Country-0.098%), 03/25/2042	2,631,710	2,822,430
Pool Valeri, 4.69%, 11/15/2023 (c)	34,062	37,402
Pool 522305, 4.94%, (Prime Rate by Country+0.182%), 11/25/2028	310,248	326,589
Pool 509967, 5.15%, (Prime Rate by Country+0.402%), 03/25/2032	218,976	234,460
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	33,451	34,872
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	34,903	36,472
Pool 522440, 5.29%, (Prime Rate by Country+0.575%), 07/25/2029	459,152	492,316
Pool 521967, 5.32%, (Prime Rate by Country+0.574%), 06/25/2038	767,626	816,509
Pool 522053, 5.33%, (Prime Rate by Country+0.577%), 05/25/2026	112,577	117,102
Pool 521984, 5.35%, (Prime Rate by Country+0.578%), 10/25/2038	163,167	174,656
Pool 509647, 5.36%, (Prime Rate by Country+0.605%), 12/25/2026	180,879	188,407
Pool 522194, 5.42%, (Prime Rate by Country+0.624%), 09/25/2040	146,821	160,110
Pool 522423, 5.53%, (Prime Rate by Country+0.785%), 12/25/2028	514,084	551,589
Pool 521919, 5.55%, (Prime Rate by Country+0.807%), 12/25/2037	103,632	110,827
Pool 522371, 5.56%, (Prime Rate by Country+0.789%), 10/25/2029	140,763	151,715
Pool 522158, 5.58%, (Prime Rate by Country+0.879%), 01/25/2027	566,256	596,586
Pool 510056, 5.58%, (Prime Rate by Country+0.829%), 08/25/2042	234,955	263,110
Pool 521884, 5.59%, (Prime Rate by Country+0.772%), 08/25/2037	163,671	173,663
Pool 522125, 5.61%, (Prime Rate by Country+0.842%), 10/25/2026	147,143	154,441
Pool 522328, 5.63%, (Prime Rate by Country+0.917%), 05/25/2029	45,343	48,795
Pool 522268, 5.65%, (Prime Rate by Country+0.916%), 01/25/2029	1,210,637	1,292,923
Pool 521860, 5.65%, (Prime Rate by Country+0.913%), 03/25/2037	198,303	210,029
Pool 522317, 5.66%, (Prime Rate by Country+0.963%), 03/25/2029	463,807	498,908
Pool 521970, 5.66%, (Prime Rate by Country+0.913%), 07/25/2038	325,205	353,283
Pool 522029, 5.70%, (Prime Rate by Country+0.947%), 02/25/2039	30,372	32,669
Pool 522387, 5.73%, (Prime Rate by Country+0.967%), 01/25/2030	253,120	274,891
Pool 522020, 5.74%, (Prime Rate by Country+0.993%), 02/25/2026	119,764	125,039
Pool 522156, 5.77%, (Prime Rate by Country+0.983%), 05/25/2040	336,333	365,100
Pool 522282, 5.90%, (Prime Rate by Country+1.136%), 09/25/2028	192,043	206,241
Pool 522327, 5.95%, (Prime Rate by Country+1.192%), 05/25/2029	737,947	795,633
Pool 522150, 5.99%, (Prime Rate by Country+1.205%), 02/25/2026	34,373	36,298
Pool 3829225004, 6.08%, 11/05/2020 (a) (b)	326	326
		40,134,346

Small Business Administration Participation Certificates - 0.03%
Pool 2012-10C, 1.24%, 05/01/2022	77,088	77,397
Pool 2016-20L, 2.81%, 12/01/2036	383,467	410,768
Pool 2010-20E, 4.11%, 05/01/2030	138,582	151,744
Pool 2008-20C, 5.49%, 03/01/2028	8,967	9,833
Pool 2008-20E, 5.49%, 05/01/2028	28,360	30,814
		680,556

Small Business Investment Company - 0.02%
Pool 2013-10A, 2.35%, 03/10/2023	403,173	411,949

USDA Loan - 0.68%
Pool Highland, 5.28%, 07/14/2024 (a) (b)	516,692	542,911
Pool Ryze, 7.00%, 06/25/2038	13,988,205	16,009,500
		16,552,411
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,582,726,961)		1,634,810,717

MUNICIPAL BONDS - 15.74%
Arkansas - 0.02%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	85,000	85,069

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Little Rock Arkansas Industrial Development Authority
3.40%, 11/01/2020	$450,000	$454,972
		540,041

California - 1.58%
Alameda County
4.00%, 08/01/2023	2,545,000	2,780,438
California State Health Facilities Financing Authority
1.97%, 06/01/2023	555,000	569,769
2.21%, 06/01/2025	750,000	784,897
2.70%, 06/01/2030	2,410,000	2,589,882
California State Housing Finance Agency
2.30%, 08/01/2020	805,000	808,856
2.79%, 08/01/2036	3,380,000	3,471,936
Los Angeles
2.50%, 09/01/2022	3,945,000	4,064,218
Los Angeles California
3.69%, 09/01/2029	555,000	633,605
Los Angeles County Redevelopment Refunding Authority
2.13%, 09/01/2020	400,000	401,072
2.50%, 09/01/2021	415,000	421,947
2.75%, 09/01/2022	500,000	516,670
3.50%, 09/01/2027	250,000	274,770
3.75%, 09/01/2031	605,000	660,763
Oakland
2.00%, 01/15/2021	615,000	620,436
3.00%, 01/15/2025	2,960,000	3,222,996
Oakland California
1.55%, 01/15/2023	570,000	578,254
1.63%, 01/15/2025	780,000	797,706
1.83%, 01/15/2027	1,000,000	1,028,530
2.11%, 01/15/2030	945,000	983,934
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	783,864
San Francisco City & County
2.53%, 06/15/2020	185,000	185,633
2.55%, 06/15/2021	380,000	387,182
2.62%, 06/15/2022	200,000	206,928
San Francisco City & County Affordable Housing
3.50%, 06/15/2023	1,470,000	1,568,593
San Francisco City & County Community Facilities District
2.25%, 09/01/2021	175,000	177,518
San Francisco City & County Public Utilities Commission
1.95%, 11/01/2020	1,000,000	1,005,390
2.15%, 11/01/2021	500,000	508,975
2.40%, 11/01/2022	500,000	517,255
San Francisco City & County Redevelopment Agency
2.38%, 08/01/2022	2,500,000	2,567,875
2.53%, 08/01/2020	1,480,000	1,486,630
3.13%, 08/01/2024	1,850,000	1,987,104
3.63%, 08/01/2026	575,000	647,617
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	1,116,584
		38,357,827

Colorado - 0.26%
Colorado State Educational & Cultural Facilities Authority
2.38%, 02/01/2021	100,000	101,074
Colorado State Housing & Finance Authority
1.88%, 05/01/2023	115,000	117,509
2.13%, 05/01/2025	175,000	181,297
2.18%, 11/01/2025	150,000	155,811
2.66%, 05/01/2029	500,000	533,685
2.71%, 11/01/2029	425,000	453,930
2.76%, 05/01/2030	375,000	399,503
2.81%, 11/01/2030	405,000	431,750
3.00%, 08/01/2047	440,017	450,907

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
3.15%, 11/01/2022	$335,000	$351,418
3.40%, 11/01/2045	637,149	659,762
3.85%, 07/01/2057	2,184,319	2,414,961
		6,251,607

Delaware - 0.50%
Delaware State Housing Authority
2.65%, 11/01/2041	4,015,000	4,082,813
3.48%, 07/01/2048	7,897,003	8,198,669
		12,281,482

District of Columbia - 0.18%
District of Columbia Housing Finance Agency
3.24%, 03/01/2049	2,986,695	3,061,422
3.88%, 06/15/2045	1,187,163	1,236,834
		4,298,256

Florida - 0.51%
Florida State Housing Finance Corp.
2.45%, 01/01/2043	2,348,565	2,380,177
2.55%, 01/01/2043	3,480,178	3,532,519
2.80%, 07/01/2041	564,487	574,699
2.80%, 07/01/2041	238,896	243,217
3.13%, 07/01/2037	4,809,806	4,951,119
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	815,981	831,933
		12,513,664

Georgia - 0.02%
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	390,000	408,743

Hawaii - 0.01%
Honolulu City & County
2.97%, 09/01/2022	300,000	313,806

Illinois - 0.53%
Illinois State Housing Development Authority
1.30%, 08/01/2034 (d) (e)	100,000	100,000
2.42%, 07/01/2020	150,000	150,276
2.62%, 07/01/2021	440,000	445,694
2.63%, 03/01/2048	2,163,954	2,194,531
2.77%, 01/01/2022	700,000	715,519
2.80%, 07/01/2020	380,000	381,186
2.81%, 02/01/2021	300,000	303,306
2.91%, 07/01/2022	810,000	834,251
3.05%, 07/01/2021	340,000	346,327
3.06%, 01/01/2023	500,000	520,810
3.16%, 07/01/2023	565,000	592,973
3.20%, 12/01/2043	1,000,842	1,025,502
3.26%, 01/01/2024	580,000	616,238
3.27%, 07/01/2022	310,000	321,808
3.37%, 07/01/2024	605,000	647,852
3.52%, 01/01/2025	490,000	531,243
4.00%, 02/01/2034	2,330,000	2,443,238
4.18%, 08/01/2029	745,000	813,086
		12,983,840

Iowa - 0.12%
Des Moines Area Community College
2.05%, 06/01/2024	575,000	586,799
2.05%, 06/01/2024	845,000	862,339
2.25%, 06/01/2025	690,000	706,312
2.25%, 06/01/2025	235,000	240,555
Hawkeye Community College
2.60%, 06/01/2022	245,000	245,250
Iowa State Finance Authority
2.30%, 09/01/2040	392,978	396,436
		3,037,691

Kentucky - 0.44%
Kentucky State Housing Corp.
2.54%, 07/01/2020	230,000	230,798

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
2.55%, 07/01/2020	$495,000	$496,743
2.88%, 01/01/2022	300,000	308,631
2.93%, 07/01/2022	335,000	347,529
3.38%, 01/01/2025	165,000	178,185
3.50%, 07/01/2031	750,000	810,945
3.50%, 01/01/2040	1,710,000	1,800,356
3.86%, 01/01/2034	130,000	141,518
4.00%, 07/01/2037	2,335,000	2,501,462
4.25%, 07/01/2033	705,000	725,516
4.27%, 01/01/2028	3,000,000	3,101,640
		10,643,323

Louisiana - 0.10%
Louisiana State Housing Corp.
2.10%, 12/01/2038	2,378,622	2,378,051

Maryland - 0.29%
Maryland State Community Development Administration
2.86%, 09/01/2040	305,000	311,710
3.35%, 03/01/2023	705,000	745,432
3.50%, 09/01/2047	2,505,000	2,623,086
3.95%, 11/01/2058	1,244,755	1,315,606
4.00%, 09/01/2025	1,440,000	1,495,267
4.42%, 09/01/2037	425,000	469,519
Montgomery County
4.60%, 05/01/2026	200,000	208,124
		7,168,744

Massachusetts - 0.92%
Massachusetts State Development Finance Agency
1.47%, 10/01/2022	825,000	828,721
1.49%, 10/01/2023	605,000	608,769
1.61%, 10/01/2024	1,005,000	1,012,135
Massachusetts State Housing Finance Agency
2.06%, 12/01/2020	105,000	105,623
2.25%, 12/01/2021	250,000	253,980
2.30%, 06/01/2020	45,000	45,059
2.45%, 12/01/2022	250,000	256,983
2.55%, 06/01/2023	355,000	366,275
2.65%, 12/01/2023	250,000	259,625
2.80%, 06/01/2024	275,000	288,019
2.90%, 12/01/2024	250,000	263,625
2.95%, 06/01/2021	220,000	224,488
2.95%, 06/01/2025	250,000	264,650
3.00%, 12/01/2025	250,000	265,955
3.05%, 06/01/2020	30,000	30,117
3.05%, 12/01/2021	420,000	432,020
3.10%, 12/01/2020	250,000	253,325
3.15%, 06/01/2027	250,000	265,750
3.20%, 06/01/2021	125,000	127,856
3.20%, 06/01/2022	300,000	312,060
3.22%, 12/01/2021	215,000	221,592
3.25%, 12/01/2022	240,000	251,587
3.30%, 06/01/2022	180,000	187,430
3.30%, 06/01/2023	225,000	237,980
3.35%, 12/01/2022	95,000	99,710
3.35%, 12/01/2023	430,000	458,260
3.40%, 06/01/2023	180,000	190,658
3.45%, 12/01/2023	190,000	202,817
3.45%, 06/01/2029	300,000	330,978
3.45%, 12/01/2050 (d)	1,150,000	1,184,442
3.53%, 12/01/2029	660,000	730,686
3.80%, 06/01/2035	775,000	853,787
3.85%, 12/01/2028	95,000	99,939
4.50%, 04/15/2054	3,815,432	4,014,445
4.55%, 12/01/2035	410,000	444,756
4.71%, 12/01/2037	315,000	326,797
4.75%, 12/01/2045	2,870,000	3,086,513
5.00%, 12/01/2055	2,600,000	2,805,400
6.87%, 12/01/2030	165,000	166,468
		22,359,280

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Michigan - 0.34%
Michigan State Housing Development Authority
2.00%, 10/01/2020	$400,000	$401,828
2.67%, 04/01/2020	275,000	275,269
2.77%, 10/01/2020	255,000	257,303
3.03%, 04/01/2021	435,000	443,587
3.13%, 10/01/2021	445,000	458,773
3.28%, 04/01/2022	450,000	468,823
3.38%, 10/01/2022	385,000	406,067
3.53%, 04/01/2023	465,000	495,513
3.63%, 10/01/2023	450,000	485,766
3.74%, 10/01/2033	2,595,000	2,829,251
4.33%, 10/01/2029	1,640,000	1,822,319
		8,344,499

Minnesota - 0.08%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	388,336	394,507
2.85%, 01/01/2022	260,000	267,670
2.90%, 07/01/2022	245,000	254,104
2.94%, 01/01/2023	300,000	313,572
2.99%, 07/01/2023	155,000	163,086
3.04%, 01/01/2024	495,000	525,027
3.80%, 07/01/2031	75,000	81,163
5.76%, 01/01/2037	15,000	15,066
		2,014,195

Mississippi - 0.05%
Mississippi State Home Corp.
3.05%, 12/01/2034	1,083,728	1,110,160

Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2040	265,000	269,237
2.65%, 11/01/2041	155,000	157,479
		426,716

New Hampshire - 0.06%
New Hampshire State Housing Finance Authority
3.21%, 07/01/2039	710,000	739,110
3.75%, 07/01/2034	355,000	366,413
4.00%, 07/01/2035	355,000	366,992
		1,472,515

New Jersey - 1.40%
New Jersey State Housing & Mortgage Finance Agency
2.17%, 11/01/2020	385,000	387,202
2.49%, 11/01/2021	430,000	438,544
2.74%, 11/01/2022	300,000	310,935
2.93%, 11/01/2023	365,000	383,560
2.95%, 05/01/2020	365,000	365,887
3.03%, 05/01/2022	1,000,000	1,036,640
3.05%, 05/01/2020	390,000	391,010
3.05%, 11/01/2020	260,000	262,985
3.15%, 05/01/2021	425,000	434,082
3.20%, 11/01/2021	415,000	428,073
3.23%, 11/01/2024	360,000	385,798
3.25%, 05/01/2022	200,000	208,250
3.27%, 11/01/2020	100,000	101,289
3.35%, 11/01/2020	395,000	400,313
3.35%, 05/01/2023	980,000	1,038,486
3.37%, 11/01/2025	385,000	417,798
3.42%, 05/01/2023	2,850,000	3,026,415
3.45%, 05/01/2021	405,000	415,097
3.45%, 05/01/2024	1,035,000	1,114,478
3.50%, 11/01/2024	535,000	579,849
3.55%, 11/01/2021	425,000	440,823
3.55%, 05/01/2025	1,100,000	1,199,594
3.57%, 11/01/2021	70,000	72,625
3.57%, 11/01/2026	435,000	476,155
3.60%, 11/01/2025	570,000	625,655
3.62%, 11/01/2027	695,000	759,871
3.65%, 05/01/2022	430,000	451,392
3.72%, 11/01/2022	125,000	130,070

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
3.72%, 11/01/2028	$285,000	$312,363
3.80%, 11/01/2022	450,000	478,831
3.90%, 05/01/2023	460,000	495,245
4.00%, 11/01/2023	475,000	517,227
4.10%, 05/01/2024	485,000	530,886
4.20%, 11/01/2024	505,000	550,965
4.22%, 11/01/2032	1,355,000	1,513,061
4.57%, 11/01/2027	900,000	945,099
4.63%, 11/01/2036	335,000	378,383
4.70%, 11/01/2037	500,000	568,360
4.87%, 11/01/2047	1,300,000	1,459,822
4.88%, 11/01/2029	2,500,000	2,784,150
4.89%, 11/01/2032	1,435,000	1,509,218
4.97%, 11/01/2051	345,000	386,424
5.00%, 11/01/2046	425,000	480,501
5.09%, 11/01/2043	4,785,000	5,004,871
		34,198,282

New Mexico - 0.24%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	502,132	505,125
2.60%, 09/01/2040	3,615,000	3,666,044
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,545,000	1,581,508
		5,752,677

New York - 4.81%
New York City Housing Development Corp.
1.63%, 05/01/2020	2,250,000	2,251,103
1.73%, 11/01/2020	1,230,000	1,234,699
1.83%, 05/01/2021	1,830,000	1,844,768
1.93%, 11/01/2021	615,000	623,013
1.93%, 02/01/2025	600,000	613,674
1.98%, 08/01/2025	865,000	886,296
2.04%, 05/01/2022	500,000	509,325
2.08%, 02/01/2026	660,000	681,107
2.12%, 05/01/2023	590,000	607,482
2.14%, 11/01/2022	100,000	102,436
2.18%, 02/01/2027	1,590,000	1,645,761
2.20%, 05/01/2020	345,000	345,483
2.21%, 08/01/2020	100,000	100,376
2.23%, 05/01/2022	475,000	486,253
2.23%, 08/01/2027	2,050,000	2,126,239
2.27%, 05/01/2024	1,260,000	1,309,972
2.28%, 11/01/2022	3,000,000	3,091,710
2.32%, 05/01/2023	1,820,000	1,884,956
2.32%, 11/01/2024	1,130,000	1,181,155
2.36%, 02/01/2028	750,000	778,912
2.37%, 05/01/2024	500,000	521,810
2.41%, 08/01/2028	1,000,000	1,038,080
2.46%, 05/01/2021	500,000	507,655
2.46%, 02/01/2029	2,195,000	2,277,993
2.47%, 02/01/2022	320,000	327,798
2.47%, 11/01/2024	135,000	141,886
2.48%, 05/01/2025	745,000	781,818
2.51%, 11/01/2020	1,675,000	1,684,162
2.51%, 08/01/2029	1,240,000	1,285,830
2.53%, 11/01/2025	735,000	774,653
2.56%, 11/01/2021	500,000	511,675
2.56%, 02/01/2030	1,000,000	1,036,150
2.57%, 08/01/2022	370,000	382,380
2.60%, 02/01/2023	300,000	312,144
2.62%, 05/01/2026	500,000	528,500
2.64%, 11/01/2021	750,000	768,473
2.70%, 08/01/2023	280,000	293,720
2.71%, 11/01/2021	5,435,000	5,512,884
2.71%, 05/01/2022	250,000	258,478
2.74%, 11/01/2020	1,025,000	1,035,701
2.74%, 05/01/2022	710,000	734,495
2.77%, 11/01/2021	1,295,000	1,324,202
2.77%, 11/01/2026	1,000,000	1,065,580
2.81%, 11/01/2022	300,000	313,329
2.82%, 05/01/2027	1,000,000	1,063,990
2.84%, 11/01/2022	1,000,000	1,045,160

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
2.85%, 02/01/2024	$150,000	$159,034
2.88%, 11/01/2021	180,000	184,847
2.89%, 05/01/2023	450,000	474,053
2.95%, 05/01/2022	1,610,000	1,672,806
2.95%, 08/01/2024	150,000	160,633
2.98%, 05/01/2023	1,245,000	1,314,944
2.99%, 11/01/2023	270,000	287,304
3.02%, 05/01/2022	255,000	264,779
3.02%, 11/01/2022	3,000,000	3,149,850
3.03%, 11/01/2023	500,000	532,725
3.03%, 02/01/2025	350,000	375,973
3.05%, 05/01/2021	1,635,000	1,671,117
3.05%, 11/01/2022	705,000	740,744
3.08%, 08/01/2025	250,000	270,242
3.10%, 10/01/2046	8,123,211	8,247,415
3.11%, 05/01/2023	1,525,000	1,616,897
3.12%, 05/01/2023	4,000,000	4,242,400
3.13%, 02/01/2026	475,000	511,537
3.16%, 11/01/2023	1,550,000	1,658,764
3.18%, 05/01/2024	1,070,000	1,151,705
3.18%, 08/01/2026	325,000	351,679
3.19%, 05/01/2024	535,000	576,109
3.23%, 11/01/2024	725,000	780,883
3.23%, 02/01/2027	400,000	433,660
3.26%, 11/01/2022	1,500,000	1,584,405
3.28%, 05/01/2025	1,060,000	1,136,405
3.28%, 08/01/2027	425,000	460,394
3.29%, 11/01/2024	1,065,000	1,159,796
3.31%, 11/01/2024	1,610,000	1,724,230
3.33%, 11/01/2025	750,000	803,940
3.33%, 02/01/2028	300,000	324,633
3.36%, 05/01/2023	2,150,000	2,296,394
3.36%, 05/01/2025	535,000	584,921
3.38%, 08/01/2028	525,000	568,176
3.43%, 02/01/2029	400,000	432,796
3.45%, 11/01/2022	570,000	604,907
3.46%, 11/01/2025	755,000	831,784
3.47%, 11/01/2023	995,000	1,075,724
3.48%, 08/01/2029	735,000	795,152
3.51%, 05/01/2026	1,025,000	1,140,712
3.56%, 11/01/2026	505,000	562,176
3.58%, 08/01/2020	1,215,000	1,226,615
3.61%, 11/01/2027	1,110,000	1,230,946
3.61%, 11/01/2027	240,000	247,711
3.70%, 11/01/2025	325,000	336,590
3.71%, 11/01/2028	395,000	437,648
3.75%, 11/01/2024	3,050,000	3,384,738
3.81%, 11/01/2029	700,000	775,285
3.89%, 11/01/2029	995,000	1,068,650
3.90%, 11/01/2026	3,295,000	3,783,187
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	957,851
New York State Housing Finance Agency
4.90%, 08/15/2025 (e)	150,000	150,418
5.05%, 08/15/2039 (e)	1,185,000	1,187,477
New York State Mortgage Agency
3.07%, 04/01/2023	490,000	514,500
3.40%, 10/01/2022	1,815,000	1,873,661
3.50%, 04/01/2022	100,000	103,476
3.87%, 10/01/2025	4,355,000	4,575,189
State of New York Mortgage Agency
3.00%, 10/01/2033	450,000	480,294
		117,084,147

North Carolina - 0.14%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	2,415,000	2,481,147
3.41%, 07/01/2022	275,000	285,299
4.01%, 01/01/2026	710,000	737,619
		3,504,065

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Ohio - 0.22%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	$4,705,153	$4,783,918
3.25%, 03/01/2046	466,227	482,190
		5,266,108

Oregon - 0.04%
Oregon State
2.87%, 05/01/2021	320,000	326,566
3.09%, 05/01/2023	370,000	391,571
3.89%, 05/01/2037	205,000	229,207
		947,344

Pennsylvania - 0.42%
Commonwealth Financing Authority
1.76%, 06/01/2021	240,000	241,162
1.83%, 06/01/2022	305,000	307,830
1.92%, 06/01/2023	475,000	482,253
2.76%, 06/01/2030	1,915,000	2,063,049
3.08%, 06/01/2023	500,000	525,940
4.01%, 06/01/2033	900,000	1,089,441
5.41%, 06/01/2022	500,000	543,740
6.39%, 06/01/2024	225,000	256,581
Pennsylvania Housing Finance Agency
2.15%, 10/01/2024	2,000,000	2,049,040
2.38%, 04/01/2027	2,675,000	2,765,575
		10,324,611

Rhode Island - 0.26%
Rhode Island Housing & Mortgage Finance Corp.
2.00%, 10/01/2022	115,000	116,556
2.20%, 10/01/2023	115,000	117,131
2.40%, 10/01/2025	130,000	133,390
2.50%, 10/01/2026	70,000	72,034
2.60%, 10/01/2027	145,000	149,605
2.70%, 10/01/2028	145,000	150,018
2.80%, 10/01/2029	95,000	98,436
Rhode Island State Housing & Mortgage Finance Corp.
2.35%, 04/01/2021	215,000	217,320
2.45%, 10/01/2021	125,000	127,038
2.60%, 04/01/2022	335,000	342,983
2.70%, 10/01/2022	245,000	252,632
2.93%, 10/01/2023	110,000	114,809
3.03%, 04/01/2024	200,000	210,614
3.13%, 10/01/2024	245,000	259,879
3.17%, 04/01/2025	385,000	409,975
3.27%, 10/01/2025	490,000	525,226
3.39%, 04/01/2026	505,000	546,304
3.44%, 10/01/2026	510,000	554,186
3.49%, 04/01/2027	520,000	564,387
3.77%, 10/01/2027	700,000	728,140
4.07%, 10/01/2032	500,000	550,460
		6,241,123

South Dakota - 0.04%
South Dakota State Housing Development Authority
3.50%, 11/01/2041	770,000	806,337
3.80%, 05/01/2031	210,000	215,067
		1,021,404

Tennessee - 0.38%
Tennessee State Housing Development Agency
1.72%, 07/01/2025	550,000	557,502
1.81%, 01/01/2026	500,000	507,160
1.86%, 07/01/2026	530,000	537,860
1.91%, 01/01/2027	300,000	304,800
1.96%, 07/01/2027	750,000	762,622
2.12%, 07/01/2028	300,000	305,544
2.19%, 01/01/2029	1,345,000	1,368,739
2.24%, 07/01/2029	350,000	357,081
2.29%, 01/01/2030	1,375,000	1,400,424
3.50%, 07/01/2031	385,000	396,019

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
3.75%, 07/01/2050	$2,500,000	$2,743,050
		9,240,801

Texas - 0.37%
Austin Electric Utility System Revenue Authority
2.94%, 11/15/2028	860,000	947,789
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	559,742
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	2,680,000	2,757,264
Texas State Department of Housing & Community Affairs
1.62%, 09/01/2036 (d)	2,500,000	2,500,000
3.10%, 09/01/2047	435,221	449,536
3.18%, 03/01/2039	10,000	10,363
Texas State Woman's University
2.36%, 07/01/2021	290,000	293,083
University of North Texas
3.86%, 04/15/2032	1,250,000	1,412,850
		8,930,627

Utah - 0.66%
Utah State Housing Corp.
2.20%, 07/01/2041	1,025,000	1,034,912
2.65%, 01/01/2027	2,070,000	2,171,720
2.69%, 01/01/2048	1,463,000	1,487,271
2.70%, 07/01/2027	2,765,000	2,911,102
2.75%, 01/01/2028	1,555,000	1,643,464
2.80%, 07/01/2028	1,400,000	1,483,608
2.85%, 01/01/2029	1,550,000	1,648,456
2.90%, 07/01/2029	1,320,000	1,407,952
3.88%, 01/01/2050	2,000,000	2,167,040
		15,955,525

Virginia - 0.54%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	552,175
Virginia State Housing Development Authority
2.95%, 10/25/2049	2,487,228	2,546,698
3.10%, 06/25/2041	5,513,063	5,670,020
3.25%, 08/25/2042	142,110	146,621
3.40%, 12/01/2026	500,000	543,060
3.57%, 10/01/2026	2,000,000	2,083,620
4.25%, 10/25/2043	447,899	472,036
4.30%, 12/25/2043	30,820	32,512
5.50%, 06/25/2034	1,137,705	1,144,360
		13,191,102

Washington - 0.15%
King County Housing Authority
6.38%, 12/31/2046	3,540,000	3,581,489

West Virginia - 0.04%
West Virginia State Housing Development Fund
1.95%, 05/01/2020	250,000	250,192
2.05%, 11/01/2020	325,000	326,258
2.30%, 11/01/2021	500,000	506,560
		1,083,010
TOTAL MUNICIPAL BONDS (Cost $367,275,699)		383,226,755

ASSET-BACKED SECURITIES - 6.40%
Aura
4.10%, 03/31/2023 (a) (b)	1,612,189	1,612,189
4.15%, 01/31/2023 (a) (b)	1,797,975	1,797,976
Dividend Solar Loans
3.67%, 08/22/2039 (f)	6,610,045	6,827,922
FREED Trust
2.52%, 03/18/2027 (f)	23,624,000	23,705,049
2.62%, 11/18/2026 (f)	12,373,111	12,458,284
3.42%, 06/18/2026 (f)	4,051,109	4,071,575
3.61%, 07/18/2024 (f)	2,553,316	2,568,797
3.99%, 10/20/2025 (f)	2,519,873	2,542,744

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
Invitation Homes Trust
2.58%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/2037 (f)	$3,131,583	$3,115,716
Lendify Securitization Trust
4.25%, 04/01/2020 (a) (b)	421,093	421,093
Mill City Solar Loan
3.69%, 07/20/2043 (f)	2,655,355	2,795,709
4.34%, 03/20/2043 (f)	3,447,424	3,725,082
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (f)	940,922	990,840
4.01%, 06/22/2043 (f)	2,335,724	2,482,543
4.20%, 02/22/2044 (f)	4,900,816	5,286,756
Oportun Funding IX
3.91%, 07/08/2024 (f)	10,150,000	10,347,236
Oportun Funding VI
3.23%, 06/08/2023 (f)	10,340,000	10,355,185
Oportun Funding VII
3.22%, 10/10/2023 (f)	7,400,000	7,423,713
Oportun Funding VIII
3.61%, 03/08/2024 (f)	19,040,000	19,281,359
Oportun Funding X
4.10%, 10/08/2024 (f)	6,500,000	6,738,372
Oportun Funding XIII
3.08%, 08/08/2025 (f)	8,118,000	8,300,310
TES
4.12%, 02/20/2048 (f)	1,602,362	1,650,413
4.33%, 10/20/2047 (f)	4,080,689	4,288,946
Tesla Auto Lease Trust
2.16%, 10/20/2022 (f)	5,976,000	6,061,452
3.71%, 08/20/2021 (f)	6,980,128	7,092,628

TOTAL ASSET-BACKED SECURITIES (Cost $153,187,434)		155,941,889

U.S. TREASURY OBLIGATIONS - 4.30%
U.S. Treasury Notes
1.50%, 02/15/2030	19,000,000	19,662,773
1.75%, 11/15/2029	70,000,000	73,959,375
2.38%, 05/15/2029	10,000,000	11,097,656

TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,776,976)		104,719,804

CORPORATE BONDS - 3.39%
CORPORATE BONDS
Apple
3.00%, 06/20/2027	5,497,000	5,953,581
Bank of America Corp.
2.46%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	7,040,000	7,218,226
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	31,431,000	32,146,938
Bank of America NA
3.34%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	9,500,000	9,821,109
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,449,043
Century Housing Corp.
3.82%, 11/01/2020	8,995,000	9,124,636
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	2,055,900
ERP Operating
4.15%, 12/01/2028 (g)	1,000,000	1,161,244
Local Initiatives Support Corp.
3.01%, 03/01/2022	2,760,000	2,821,164
MidAmerican Energy
3.65%, 04/15/2029	2,544,000	2,887,000
Reinvestment Fund
3.29%, 02/15/2021	105,000	106,421
3.38%, 02/15/2022	425,000	437,798
3.48%, 02/15/2023	2,450,000	2,540,737
3.70%, 02/15/2025	150,000	159,744
Salvation Army
5.64%, 09/01/2026	3,950,000	4,689,051
TOTAL CORPORATE BONDS (Cost $79,718,680)		82,572,592

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal
	Amount	Value
BANK DEPOSIT PROGRAMS - 0.82%
StoneCastle
1.58%, 01/31/2030	$5,000,000	$5,000,000
TriState Capital
1.85%, 11/01/2020	15,021,193	15,021,193
TOTAL BANK DEPOSIT PROGRAMS (Cost $20,021,193)		20,021,193

SHORT-TERM INVESTMENT - 4.24%
Money Market Fund - 4.24%
First American Government Obligations Fund, Class X, 1.49%, (h)	103,175,953	103,175,953
TOTAL SHORT-TERM INVESTMENT (Cost $103,175,953)		103,175,953

Total Investments (Cost $2,406,882,896) - 102.02%		$2,484,468,903
Liabilities in Excess of Other Assets, Net - (2.02)%		(49,233,227)
NET ASSETS - 100.00%		$2,435,235,676

(a)	Level 3 security in accordance with fair value hierarchy.
(b)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 29, 2020 is $19,107,726, which represents 0.78% of total net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 29, 2020, these securities amounted to $152,110,631, which represents 6.25% of total net assets.
(g)	REIT - Real Estate Investment Trust.
(h)	The rate shown is the 7-day effective yield as of February 29, 2020.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FHMS — Federal Housing Offered Guaranteed Certificates Series

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Loans

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at February 29, 2020:

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,619,534,249	$15,276,468		$1,634,810,717
Municipal Bonds	—	383,226,755	—		383,226,755
Asset-Backed Securities	—	152,110,631	3,831,258		155,941,889
U.S. Treasury Obligations	11,097,656	93,622,148	—		104,719,804
Corporate Bonds	—	82,572,592	—		82,572,592
Bank Deposit Programs	—	20,021,193	—		20,021,193
Short-Term Investment	103,175,953	—	—		103,175,953
Total Investments in Securities	$114,273,609	$2,351,087,568	$19,107,726	*	$2,484,468,903

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2019	$14,228,017
Accrued discounts/premiums	106
Realized gain/(loss)	(7,983)
Change in unrealized appreciation/(depreciation)	151,557
Purchases	(880,457)
Sales	(291,010)
Amortization Sold	(8,222)
Transfers into Level 3	2,084,460
Transfers out of Level 3	—
Ending balance as of February 29, 2020	$15,276,468
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$151,557

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2019	$2,500,000
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	43,581
Purchases	6,456,419
Sales	(5,168,742)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 29, 2020	$3,831,258
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$43,581

For the period ended February 29, 2020, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2020 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 29, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2020	Valuation Techniques	Cusip	Security	Structure	Average Life Years	Coupon	N Spread	Variance to Dealer Average
U.S. Government & Agency Obligations - FHA Project Loans	$9,937,921	Matrix Pricing	REILLY	FHA Reilly 130	No Prepayment Penalty	0.24	7.43%	235	2.28%
			FHA35271	FHA 034-35271	No Prepayment Penalty	0.26	6.95%	235	1.19%
			31399H9K4	FHA 023-98141 Millpond	Lock out ends 4/2022	2.87	6.00%	235	2.64%
			FHASTMICH	FHA 023-98184 St. Michaels	Lock out ends 12/2024	5.45	6.20%	235
			.0E035TE	FHA 023-98146 St. Francis	Lock out end 6/2022	3.08	6.51%	235
U.S. Government & Agency Obligations - Small Business Administration	$36,798	Matrix Pricing	SBAVOREAL	SBA Von Real Estate	Fixed Coupon	3.47	5.63%	294	3rd Party Pricing
			SBASPHLDG	SBA SP Holdings Inc.	Fixed Coupon	0.03	6.08%	171	3rd Party Pricing
U.S. Government & Agency Obligations - Fannie Mae DUS	$4,758,838	Market Comparables	.67000D5	.FNCARRINGTON	30/10/9.5	8.82	2.18%	60	0.09%
			.2P0011N	.FNDREHMOORAP	35/10/9.5	9.11	2.06%	60	0.14%
			.2U00070	.FNPASEODELPR	30/10/9.5 - 4YR IO	8.86	1.94%	64	-0.15%
U.S. Government & Agency Obligations - USDA Loan	$542,911	Matrix Pricing	.0E06RQV	USDA Highland Hospital	Fixed Coupon	1.63	5.28%	97	3rd Party Pricing
Asset-Backed Security	$3,831,258	Short Term	.0E0AA23	LEND 2019-3A A	Short Term	0.07	4.25%	Priced @ $100.00	NA
			.0E0AF4G	AURA 2019-5 A	Short Term	0.19	4.15%	Priced @ $100.00	NA
			.670000U	AURA 2019-6 A	Short Term	0.27	4.10%	Priced @ $100.00	NA

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 29, 2020, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments February 29, 2020 (unaudited)

	Shares	Value
COMMON STOCK - 24.57%
Communication Services - 0.51%
AMC Entertainment Holdings	46,929	$293,776

Consumer Discretionary - 0.60%
Six Flags Entertainment	13,735	347,221

Energy - 5.58%
Crestwood Equity Partners (a) (b)	50,000	1,042,000
Enterprise Products Partners (a)	48,500	1,131,990
Enviva Partners (a)	28,000	1,060,360
		3,234,350

Financials - 12.63%
Ares Capital Corp.	20,000	343,800
Ares Commercial Real Estate (c)	31,705	483,818
FS KKR Capital Corp.	230,000	1,219,000
Invesco Mortgage Capital (c)	87,000	1,398,960
Invesque	120,000	802,800
MFA Financial (c)	150,000	1,084,500
Mortgage Investment Trust (c)	43,000	643,710
Starwood Property Trust (c)	60,000	1,330,800
		7,307,388

Industrials - 0.61%
Macquarie Infrastructure	9,000	353,250

Real Estate - 4.64%
CorePoint Lodging (c)	154,000	1,225,840
Independence Realty Trust (c)	110,000	1,458,600
		2,684,440

TOTAL COMMON STOCK
(Cost $15,135,202)		14,220,425

PREFERRED STOCK - 24.30%
Energy – 5.19%
Algonquin Power & Utilities Corp., VAR Canadian Govt Bonds 5 Year Note+2.940%	11,200	156,454
Crestwood Equity Partners (a)	155,000	1,291,150
GasLog Partners, VAR ICE LIBOR USD 3 Month+5.839%	65,000	1,293,500
GasLog Partners, VAR ICE LIBOR USD 3 Month+5.317%	12,810	259,658
		3,000,762

Financials - 15.43%
AG Mortgage Investment Trust, VAR ICE LIBOR USD 3 Month+6.476% (c)	60,500	1,528,230
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.332% (c)	30,000	753,000
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.697% (c)	21,000	509,040
Chimera Investment Corp., VAR ICE LIBOR USD 3 Month+5.379% (c)	33,650	858,075
CIT Group	24,000	600,000
Dime Community Bancshares	16,000	392,320
Ellington Financial, VAR ICE LIBOR USD 3 Month+5.196%	40,000	977,200
GMAC Capital Trust I, VAR ICE LIBOR USD 3 Month+5.785%, 02/15/2040	45,000	1,147,500
Invesco Mortgage Capital, VAR ICE LIBOR USD 3 Month+5.289% (c)	27,500	698,775
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month+5.011% (c)	36,000	922,680
VEREIT (c)	21,874	546,850
		8,933,670

Industrials – 3.68%
Atlas Corp., VAR ICE LIBOR USD 3 Month+5.008%	30,000	742,500
Fortress Transportation & Infrastructure Investors, VAR ICE LIBOR USD 3 Month+6.886%	40,000	981,996
Fortress Transportation & Infrastructure Investors, VAR ICE LIBOR USD 3 Month+6.447%	16,846	405,315
		2,129,811

TOTAL PREFERRED STOCK
(Cost $14,549,843)		14,064,243

CCM Alternative Income Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal Amount	Value
CORPORATE BONDS - 20.58%
Corporate Bond - 20.58%
American Express
5.12%, VAR ICE LIBOR USD 3 Month+3.428%, 05/15/2167	$1,000,000	$998,950
Bank of America Corp.
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	100,000	102,278
Boston Properties
3.40%, 06/21/2029 (c)	300,000	329,745
Century Housing Corp.
4.00%, 11/01/2021	500,000	519,204
Citigroup
5.88%, VAR ICE LIBOR USD 3 Month+4.059%, 09/27/2168	1,200,000	1,201,800
Citizens Financial Group
6.00%, VAR ICE LIBOR USD 3 Month+3.003%, 01/06/2169	750,000	761,250
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029	250,000	269,684
DNB Bank
5.75%, VAR USD Swap Semi 30/360 5 Yr Curr+4.075%, 03/26/2168	600,000	600,000
Host Hotels & Resorts
3.38%, 12/15/2029 (c)	380,000	396,134
ING Groep
4.63%, 01/06/2026 (d)	250,000	287,232
6.00%, VAR USD Swap Semi 30/360 5 Yr Curr+4.445%, 10/16/2168	1,700,000	1,695,580
JPMorgan Chase
5.24%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	2,000,000	1,996,588
MetLife
9.25%, 04/08/2038 (d)	750,000	1,117,500
Salvation Army
5.68%, 09/01/2031	100,000	127,788
Skandinaviska Enskilda Banken
5.75%, VAR USD Swap Semi 30/360 5 Yr Curr+3.850%, 05/13/2168	1,000,000	999,716
Verizon Communications
3.88%, 02/08/2029	350,000	400,686
YMCA of Greater New York
4.27%, 08/01/2024	100,000	109,094
		11,913,229

TOTAL CORPORATE BONDS
(Cost $11,658,604)		11,913,229

MUNICIPAL BONDS - 15.01%
California - 1.52%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029	150,000	195,697
Rancho Cucamonga Redevelopment Successor Agency
6.26%, 09/01/2031	270,000	337,449
Tuolumne Wind Project Authority
6.92%, 01/01/2034	250,000	348,933
		882,079

Florida - 2.10%
Miami-Dade County
7.50%, 04/01/2040	500,000	797,635
Orlando Community Redevelopment Agency
7.78%, 09/01/2040	405,000	417,510
		1,215,145

Georgia - 0.85%
Atlanta Development Authority
5.35%, 01/01/2035	400,000	490,448

CCM Alternative Income Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — continued
Illinois - 0.89%
Bedford Park Village
6.57%, 12/01/2030	$445,000	$513,076

Maryland - 1.38%
Baltimore
5.38%, 09/01/2025	230,000	248,158
5.38%, 09/01/2030	500,000	548,905
		797,063

Massachusetts - 0.01%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	5,000	5,035

Missouri - 0.65%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2020	365,000	376,432

Nevada - 1.94%
Washoe County
7.97%, 02/01/2040	675,000	1,120,487

New Jersey - 1.00%
New Jersey State Economic Development Authority
6.31%, 07/01/2026	495,000	579,942

Ohio - 0.81%
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030	230,000	234,368
7.08%, 12/01/2040	235,000	239,841
		474,209

Oklahoma - 0.21%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041	120,000	124,792

Texas - 1.99%
Austin
5.75%, 11/15/2042	750,000	822,870
5.75%, 11/15/2042	300,000	328,317
		1,151,187

Washington - 0.37%
King County Housing Authority
6.38%, 12/31/2046	210,000	212,461

West Virginia - 0.38%
Ohio County Special District Excise Tax Revenue
8.25%, 03/01/2035	175,000	218,491

Wisconsin - 0.91%
Green Bay Redevelopment Authority
5.90%, 06/01/2037	475,000	529,834

TOTAL MUNICIPAL BONDS
(Cost $7,808,444)		8,690,681

ASSET-BACKED SECURITIES - 9.01%
Aura
6.45%, 03/31/2023 (e) (f)	100,000	100,000
6.50%, 01/31/2023 (e) (f)	350,000	350,000
Dividend Solar Loans
3.67%, 08/22/2039 (d)	420,098	433,945
FREED Trust
3.61%, 07/18/2024 (d)	172,059	173,102
3.87%, 06/18/2026 (d)	350,000	357,088
4.56%, 07/18/2024 (d)	100,000	102,175
HSI Asset Securitization Corp Trust
2.02%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	207,954	204,779

CCM Alternative Income Fund

Schedule of Investments February 29, 2020 (unaudited)

	Principal Amount/ Shares	Value
ASSET-BACKED SECURITIES — continued
Lendify Securitization Trust
4.25%, 04/01/2020 (e) (f)	$43,794	$43,794
Mill City Solar Loan
4.34%, 03/20/2043 (d)	345,162	372,962
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (d)	91,057	95,888
4.01%, 06/22/2043 (d)	100,102	106,395
Oportun Funding IX
4.50%, 07/08/2024 (d)	350,000	357,298
Oportun Funding VII
4.26%, 10/10/2023 (d)	340,000	342,178
Oportun Funding VIII
4.45%, 03/08/2024 (d)	375,000	380,738
Oportun Funding X
4.59%, 10/08/2024 (d)	700,000	729,311
Oportun Funding XIII
3.87%, 08/08/2025 (d)	500,000	511,099
TES
4.12%, 02/20/2048 (d)	237,739	244,868
4.33%, 10/20/2047 (d)	295,281	310,351

TOTAL ASSET-BACKED SECURITIES
(Cost $4,998,338)		5,215,971

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.66%
FGLMC Single Family - 0.01%
Pool FHR 2106 S, 6.39%, VAR ICE LIBOR USD 1 Month+8.050%, 12/15/2028	32,673	5,278

FHA Project Loans - 3.83%
Pool Robin Ridge, 5.75%, 01/01/2035 (e) (f)	100,750	100,273
Pool 023-98146, 6.51%, 07/01/2047 (e) (f)	1,796,568	1,928,225
Pool A35272, 6.95%, 11/01/2025 (e) (f)	189,961	189,420
		2,217,918

GNMA Multifamily - 0.87%
Pool 2010-68, 4.93%, VAR ICE LIBOR USD 1 Month+6.580%, 06/20/2040	566,033	120,518
Pool 699710, 5.43%, 07/15/2044	383,485	383,105
		503,623

Small Business Administration - 0.05%
Pool 2008-20C, 5.49%, 03/01/2028	23,697	25,987

USDA Loan - 2.90%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (e) (f)	787,834	840,961
Pool Ryze, 7.00%, 06/25/2038	734,580	840,727
		1,681,688
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,428,023)		4,434,494

CLOSED-END FUNDS - 2.90%
Eaton Vance Limited Duration Income Fund	40,000	502,400
Eaton Vance Senior Floating-Rate Trust	25,000	321,250
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	112,000	855,680

TOTAL CLOSED-END FUNDS
(Cost $1,749,110)		1,679,330

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION - 0.65%
FNMA Multifamily - 0.65%
Pool 464296, 5.86%, 01/01/2028	321,539	379,243
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
(Cost $320,777)		379,243

SHORT-TERM INVESTMENT - 2.57%
Money Market Fund - 2.57%
First American Government Obligations Fund, Cl Z, 1.45%, (g)	1,484,884	1,484,884
TOTAL SHORT-TERM INVESTMENT
(Cost $1,484,884)		1,484,884

Total Investments (Cost $62,133,225) - 107.25%		$62,082,500

CCM Alternative Income Fund

Schedule of Investments February 29, 2020 (unaudited)

	Shares	Value
Liabilities in Excess of Other Assets, Net - (7.25)%		$(4,195,939)
NET ASSETS - 100.00%		$57,886,561
COMMON STOCK SOLD SHORT - (3.88)%
Consumer Staples - (0.87)%
National Beverage Corp. (h)	(2,500)	$(105,725)
Robert Half International	(8,000)	(403,280)
		(509,005)

Energy - (1.15)%
Chevron	(5,000)	(466,700)
Murphy USA (h)	(2,000)	(195,000)
		(661,700)

Financials - (0.99)%
UBS Group	(20,000)	(220,000)
Western Union	(15,663)	(350,695)
		(570,695)

Industrials - (0.87)%
Atlas Corp.	(12,500)	(132,500)
Lincoln Electric Holdings	(4,500)	(368,505)
		(501,005)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $2,520,145)		$(2,242,405)

EXCHANGE TRADED FUND SOLD SHORT - (0.90)%
Vanguard FTSE Europe	(10,000)	(522,700)

TOTAL EXCHANGE TRADED FUND SOLD SHORT
(Proceeds $548,901)		(522,700)

Total Securities Sold Short (Proceeds $3,069,046) – (4.78)%
		(2,765,105)
PURCHASED OPTIONS - 1.03% (h)(i)

TOTAL PURCHASED OPTIONS
(Cost $504,190)	4,526	$596,812
WRITTEN OPTIONS - (0.13)% (h)(i)

TOTAL WRITTEN OPTIONS
(Premiums Received $29,881)	(825)	$(75,585)

A list of the open futures contracts held by the Fund February 29, 2020, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT Mini DJIA	(6)	Mar-2020	$(837,615)	$(760,920)	$76,695
Russell 2000 Index E-MINI	(11)	Mar-2020	(900,158)	(811,195)	88,963
S&P 500 Index E-MINI	(21)	Mar-2020	(3,303,144)	(3,098,655)	204,489
U.S. 10-Year Interest Rate Swap	(18)	Mar-2020	(1,843,929)	(1,955,813)	(111,884)
U.S. 10-Year Treasury Note	(11)	Mar-2020	(1,421,728)	(1,483,281)	(61,553)
U.S. 2-Year Treasury Note	(5)	Apr-2020	(1,077,061)	(1,089,297)	(12,236)
U.S. 5-Year Interest Rate Swap	(56)	Mar-2020	(5,638,530)	(5,818,750)	(180,220)
U.S. 5-Year Treasury Note	(17)	Apr-2020	(2,019,380)	(2,078,648)	(59,268)
U.S. Long Treasury Bond	(13)	Mar-2020	(2,065,647)	(2,227,875)	(162,228)
			$(19,107,192)	$(19,324,434)	$(217,242)

CCM Alternative Income Fund

Schedule of Investments February 29, 2020 (unaudited)

A list of the open options contracts held by the Fund at February 29, 2020, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS (b)- 1.03%
Call Options
Aimmune Therapeutics
Expires 03/21/2020, Strike Price $35.00	40	$134,120	$600
AMC Entertainment Holdings
Expires 03/21/2020, Strike Price $10.00	331	239,644	1,655
Expires 01/22/2022, Strike Price $8.00	100	72,400	18,000
Expires 06/20/2020, Strike Price $9.00	300	217,200	15,000
Callaway Golf Co
Expires 05/16/2020, Strike Price $19.00	60	126,240	4,200
Clean Energy Fuels Corp
Expires 03/21/2020, Strike Price $2.00	20	4,520	800
Expires 03/21/2020, Strike Price $3.00	82	18,860	902
CorePoint Lodging
Expires 04/18/2020, Strike Price $10.00	150	158,400	9,000
Expires 04/18/2020, Strike Price $12.50	180	190,080	1,800
Crestwood Equity Partners LP
Expires 04/18/2020, Strike Price $30.00	75	232,950	750
Expires 10/17/2020, Strike Price $22.50	40	88,200	5,600
Expires 10/17/2020, Strike Price $25.00	200	441,000	19,400
Discover Financial Services
Expires 03/21/2020, Strike Price $77.50	50	327,900	1,250
Enterprise Products Partners LP
Expires 03/21/2020, Strike Price $28.00	200	557,600	1,000
Expires 06/20/2020, Strike Price $25.00	50	139,400	3,400
Expires 09/19/2020, Strike Price $25.00	100	233,400	7,600
Gilead Sciences
Expires 04/18/2020, Strike Price $70.00	20	138,720	9,500
iShares US Real Estate ETF
Expires 03/21/2020, Strike Price $90.00	50	437,000	10,200
Scorpio Tankers
Expires 04/18/2020, Strike Price $30.00	110	428,890	4,950
Six Flags Entertainment Corp
Expires 03/21/2020, Strike Price $40.00	70	317,660	560
Starwood Property Trust
Expires 06/20/2020, Strike Price $22.50	200	443,600	12,000
United States Natural Gas Fund LP
Expires 03/21/2020, Strike Price $15.00	60	78,600	480
Westport Fuel Systems
Expires 04/18/2020, Strike Price $2.00	205	48,995	6,150
Expires 04/18/2020, Strike Price $3.00	100	23,900	1,000
Put Options
B&G Foods
Expires 03/21/2020, Strike Price $12.50	98	145,040	1,960
EPR Properties
Expires 04/18/2020, Strike Price $65.00	40	280,440	27,000
Industrial Select Sector SPDR Fund
Expires 04/18/2020, Strike Price $75.00	60	438,480	31,680
iShares China Large-Cap ETF
Expires 03/21/2020, Strike Price $40.00	300	1,219,800	43,500
iShares iBoxx $ High Yield Corporate Bond ETF
Expires 04/18/2020, Strike Price $86.00	80	702,880	18,320
Expires 04/18/2020, Strike Price $87.00	85	746,810	23,715
Expires 05/16/2020, Strike Price $86.00	450	3,953,700	121,050
iShares Russell 1000 Growth ETF
Expires 05/16/2020, Strike Price $181.00	40	702,480	70,400
iShares Russell 2000 ETF
Expires 03/21/2020, Strike Price $152.00	30	496,320	21,900
Expires 04/18/2020, Strike Price $150.00	20	330,880	16,000
Expires 04/18/2020, Strike Price $157.00	10	165,440	11,450
Peloton Interactive
Expires 03/21/2020, Strike Price $24.00	50	138,450	5,500
Tailored Brands
Expires 03/21/2020, Strike Price $4.00	300	98,100	25,500
United States Oil Fund LP
Expires 04/18/2020, Strike Price $10.50	150	193,350	18,900
Walt Disney Co/The
Expires 04/18/2020, Strike Price $125.00	20	287,540	24,140

TOTAL PURCHASED OPTIONS
(Cost $504,191)			$596,812

WRITTEN OPTIONS (b) - (0.13)%
Put Options
EPR Properties
Expires 04/18/2020, Strike Price $60.00	(40)	(280,440)	(12,200)
Industrial Select Sector SPDR Fund
Expires 04/18/2020, Strike Price $65.00	(30)	(219,240)	(4,950)
iShares China Large-Cap ETF
Expires 03/21/2020, Strike Price $40.00	(300)	(1,219,800)	(25,200)

CCM Alternative Income Fund

Schedule of Investments February 29, 2020 (unaudited)

	Contracts	Notional Amount	Value
LECO Corp
Expires 03/21/2020, Strike Price $85.00	(15)	$(145,725)	$(8,925)
Robert Half International
Expires 03/21/2020, Strike Price $50.00	(20)	(100,820)	(5,240)
United States Oil Fund LP
Expires 04/18/2020, Strike Price $9.00	(90)	(116,010)	(3,870)
Walt Disney Co/The
Expires 04/18/2020, Strike Price $110.00	(20)	(287,540)	(8,020)
Call Options
Aimmune Therapeutics
Expires 03/21/2020, Strike Price $45.00	(40)	(134,120)	(200)
Discover Financial Services
Expires 03/21/2020, Strike Price $82.50	(50)	(327,900)	(500)
Gilead Sciences
Expires 04/18/2020, Strike Price $85.00	(20)	(138,720)	(3,480)
Starwood Property Trust
Expires 06/20/2020, Strike Price $25.00	(200)	(443,600)	(3,000)

TOTAL WRITTEN OPTIONS
(Premiums Received $29,882)			$(75,585)

(a)	Security is considered to be a Master Limited Partnership. At February 29, 2020 these securities amounted to $4,525,500 or 7.82% of total net assets.
(b)	Underlying security for a written/purchased option.
(c)	REIT - Real Estate Investment Trust.
(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 29, 2020, these securities amounted to $5,922,130, which represents 10.23% of total net assets.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 29, 2020 is $3,552,673, which represents 6.14% of total net assets.
(g)	The rate shown is the 7-day effective yield as of February 29, 2020.
(h)	Non-income producing security.
(i)	Refer to table below for details on Options Contracts.

CBOT — Chicago Board of Trade

Cl — Class

DJIA — Dow Jones Industrial Average

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

FTSE — Financial Times Stock Exchange

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

CCM Alternative Income Fund

Schedule of Investments February 29, 2020 (unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at February 29, 2020:

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$14,220,425	$—	$—		$14,220,425
Preferred Stock	3,459,455	10,604,788	—		14,064,243
Corporate Bonds	—	11,913,229	—		11,913,229
Municipal Bonds	—	8,690,681	—		8,690,681
Asset-Backed Securities	—	4,722,177	493,794		5,215,971
U.S. Government & Agency Obligations	—	1,375,615	3,058,879		4,434,494
Closed-End Funds	1,679,330	—	—		1,679,330
U.S. Government Mortgage-Backed Obligation	—	379,243	—		379,243
Short-Term Investment	1,484,884	—	—		1,484,884
Total Investments in Securities	$20,844,094	$37,685,733	$3,552,673	*	$62,082,500

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Fund	$(522,700)	$—	$—	$(522,700)
Common Stock	(2,242,405)	—	—	(2,242,405)
Total Liabilities	$(2,765,105)	$—	$—	$(2,765,105)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$596,812	$—	$—	$596,812
Written Options	(75,585)	—	—	(75,585)
Futures**
Unrealized Appreciation	370,147	—	—	370,147
Unrealized Depreciation	(587,389)	—	—	(587,389)
Total Other Financial Instruments	$303,985	$—	$—	$303,985

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

CCM Alternative Income Fund

Schedule of Investments February 29, 2020 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2019	$3,079,845
Accrued discounts/premiums	(1,263)
Realized gain/(loss)	(1,166)
Change in unrealized appreciation/(depreciation)	27,527
Purchases	—
Sales	(46,028)
Amortization Sold	(36)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 29, 2020	$3,058,879
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$27,527

Investments in
Asset-Backed
Securities
Beginning balance as of June 1, 2019	$260,000
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	450,000
Sales	(216,206)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 29, 2020	$493,794
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$—

For the period ended February 29, 2020, there were no transfers in or out of Level 3 assets and liabilities.

CCM Alternative Income Fund

Schedule of Investments February 29, 2020 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 29, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2020	Valuation Techniques	Cusip	Security	Structure	Average Life Years	Coupon	N Spread	Variance to Dealer Average
U.S. Government & Agency Obligations - FHA Project Loans	$2,217,918	Matrix Pricing	FHA35272	FHA 034-35272	No Prepayment Penalty	0.26	6.95%	235	1.19%
			.0E035TE	FHA 023-98146 St. Francis	Lock outends 6/12/2022	3.08	6.51%	235
			.0E025NK	FHA 053-35863 Robins Ridge	No Prepayment Penalty	0.26	5.75%	235	1.00%
U.S. Government & Agency Obligations - USDA Loan	$840,961	Matrix Pricing	.0E06U2C0	USDA Grand Prairie Apts	Fixed Coupon	8.69	5.95%	384	3rd Party Pricing
Asset-Backed Security	$493,794	Short Term	.0E0AA23	LEND 2019-3A A	Short Term	0.07	4.25%	Priced @ $100.00	NA
			.0E0AF4H	AURA 2019-5 B	Short Term	0.45	6.50%	Priced @ $100.00	NA
			.6700010	AURA 2019-6 B	Short Term	0.50	6.45%	Priced @ $100.00	NA

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 29, 2020, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.